UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:1/31/09

Item 1.  Schedule of Investments.

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009
Par Value		Coupon Rate (%)		Maturity	Value

	BONDS & NOTES - 38.2%
	ADVERTISING - 0.3%
255,000	Affinion Group, Inc.	10.125		10/15/2013	$ 198,900

	AEROSPACE/DEFENSE - 0.1%
85,000	United Technologies Corp.	4.875		5/1/2015	85,001

	BANKS - 7.4%
175,000	Bank of America Corp.	5.750		8/15/2016	148,972
270,000	Bank of America Corp	8.125	+	Perpetual	140,100
400,000	Barclays Bank PLC *	7.700	+	Perpetual	217,392
405,000	Capital One Financial Corp.	5.700		9/15/2011	386,873
100,000	Capital One Financial Corp.	6.150		9/1/2016	71,223
295,000	Citigroup, Inc.	2.125		4/30/2012	292,179
141,000	Citigroup, Inc.	5.000		9/15/2014	114,062
250,000	Credit Suisse	6.000		2/15/2018	229,035
79,000	First Republic Bank	7.750		9/15/2012	85,110
875,000	JPMorgan Chase & Co.	2.625		12/1/2010	892,216
535,000	JPMorgan Chase & Co.	2.125		6/22/2012	529,445
335,000	JPMorgan Chase & Co.	5.750		1/2/2013	328,073
200,000	JPMorgan Chase & Co.	7.900	+	Perpetual	152,010
200,000	Lloyds Banking Group PLC *	6.657	+	Perpetual	37,781
150,000	Morgan Stanley	4.233	+	5/14/2010	142,788
280,000	Morgan Stanley	6.625		4/1/2018	255,981
405,000	Regions Bank	2.750		12/10/2010	414,092
165,000	Resona Bank, Ltd. *	5.850	+	Perpetual	88,270
175,000	Royal Bank of Scotland Group PLC	9.118		Perpetual	63,872
165,000	Santander Issuances S.A Unipersonal *	5.911		6/20/2016	150,821
330,000	Sovereign Bank	2.750		1/17/2012	334,325
225,000	Wachovia Corp.	5.750		2/1/2018	220,657
240,000	Wells Fargo & Co.	5.625		12/11/2017	235,118
240,000	Wells Fargo Capital XIII	7.700	+	Perpetual	172,076
					5,702,471
	BEVERAGES - 0.5%
120,000	Diageo Capital PLC	5.750		10/23/2017	122,011
195,000	PepsiCo, Inc.	7.900		11/1/2018	241,831
					363,842
	BIOTECHNOLOGY - 0.3%
215,000	Amgen, Inc.	6.400		2/1/2039	222,903

	BUILDING MATERIALS - 0.4%
320,000	Mohawk Industries, Inc.	6.000		1/15/2011	294,626

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Par Value		Coupon Rate (%)		Maturity	Value

	COMMERCIAL SERVICES - 0.3%
260,000	DI Finance/DynCorp. International *	9.500		2/15/2013	$ 226,850

	COSMETICS/PERSONAL CARE - 0.3%
200,000	Procter & Gamble Co.	4.600		1/15/2014	213,244

	DIVERSIFIED FINANCIAL SERVICES - 4.8%
640,000	American General Finance Corp.	4.000		3/15/2011	311,608
220,000	American General Finance Corp.	5.750		9/15/2016	96,613
240,000	Bear Stearns Cos. LLC	7.250		2/1/2018	252,969
240,000	Countrywide Home Loans, Inc.	4.000		3/22/2011	234,409
175,000	Credit Suisse Guernsey, Ltd.	5.860	+	Perpetual	63,838
660,000	General Electric Capital Corp.	2.200		6/8/2012	654,569
135,000	General Electric Capital Corp.	4.875		10/21/2010	136,916
285,000	General Electric Capital Corp.	6.375	+	11/15/2067	184,616
535,000	General Electric Capital Corp.	6.875		1/10/2039	474,026
295,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. *	7.125		2/15/2013	240,425
80,000	Janus Capital Group, Inc.	6.500		6/15/2012	69,651
525,000	John Deere Capital Corp.	2.875		6/19/2012	533,559
145,000	Merrill Lynch & Co., Inc.	4.485	+	5/12/2010	142,279
320,000	Merrill Lynch & Co., Inc.	6.875		4/25/2018	308,069
					3,703,547
	DIVERSIFIED MANUFACTURING - 0.5%
160,000	Honeywell International, Inc.	5.300		3/1/2018	159,630
240,000	Tyco Electronics Group SA	6.000		10/1/2012	239,011
					398,641
	ELECTRIC-INTEGRATED - 2.2%
500,000	Appalachian Power Co.	5.550		4/1/2011	499,397
100,000	Dominion Resources, Inc.	8.875		1/15/2019	113,460
160,000	Florida Power Corp.	6.650		7/15/2011	163,926
180,000	Georgia Power Co.	6.000		11/1/2013	195,299
400,000	Nevada Power Co.	6.500		5/15/2018	389,006
160,000	Nevada Power Co.	6.500		8/1/2018	155,552
160,000	South Carolina Electric & Gas Co.	6.500		11/1/2018	161,317
					1,677,957
	ENVIRONMENTAL CONTROL - 0.4%
295,000	Allied Waste North America, Inc.	7.250		3/15/2015	286,150

	FINANCIAL - 0.1%
80,000	Genworth Global Funding Trusts	5.125		3/15/2011	68,178
70,000	UBS Preferred Funding Trust V	6.243	+	Perpetual	37,279
					105,457

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Par Value		Coupon Rate (%)		Maturity	Value
	FOOD - 1.9%
215,000	Campbell Soup Co.	4.500		2/15/2019	$ 207,772
200,000	Delhaize Group	5.875		2/1/2014	201,843
105,000	General Mills, Inc.	5.650		9/10/2012	109,896
465,000	Kraft Foods, Inc.	6.125		8/23/2018	474,558
295,000	Safeway, Inc.	6.500		3/1/2011	304,194
170,000	Safeway, Inc.	6.350		8/15/2017	170,893
					1,469,156
	HEALTHCARE - 0.5%
370,000	Johnson & Johnson	5.150		7/15/2018	403,974

	INSURANCE - 1.6%
100,000	Chubb Corp.	6.375	+	3/29/2067	67,500
525,000	Genworth Financial, Inc.	6.515		5/22/2018	203,310
55,000	Genworth Financial, Inc. - Cl. A	6.150	+	11/15/2066	9,299
230,000	ING Groep NV	5.775	+	Perpetual	88,527
395,000	Lincoln National Corp.	5.650		8/27/2012	370,009
316,000	Protective Life Secured Trusts	4.000		4/1/2011	284,646
275,000	Prudential Financial, Inc.	8.875	+	6/15/2038	177,906
					1,201,197
	MEDICAL - 1.2%
270,000	Aetna, Inc.	6.500		9/15/2018	263,303
175,000	Quest Diagnostics, Inc.	6.400		7/1/2017	166,076
380,000	WellPoint, Inc.	5.000		1/15/2011	372,631
92,000	Wyeth	5.500		3/15/2013	95,316
					897,326
	MINING - 0.3%
260,000	Freeport-McMoRan Copper & Gold, Inc.	8.375		4/1/2017	215,809

	MULTIMEDIA - 1.5%
105,000	British Sky Broadcasting Group PLC	8.200		7/15/2009	106,488
360,000	Comcast Corp.	5.700		5/15/2018	346,108
240,000	Dish DBS Corp.	7.125		2/1/2016	189,185
380,000	Time Warner Cable, Inc.	6.750		7/1/2018	371,103
65,000	Time Warner Cable, Inc.	8.250		2/14/2014	68,226
185,000	Viacom, Inc.	5.750		4/30/2011	176,942
					1,258,052

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Par Value		Coupon Rate (%)		Maturity	Value
	OIL - 3.3%
290,000	Allis-Chalmers Energy, Inc.	8.500		3/1/2017	$ 142,100
3,863	Burlington Resources **	0.000		12/31/2040	0
125,000	Chesapeake Energy Corp.	7.250		12/15/2018	106,116
65,000	ConocoPhillips	4.750		2/1/2014	65,489
215,000	ConocoPhillips	5.750		2/1/2019	216,479
110,000	ConocoPhillips	6.500		2/1/2039	109,727
145,000	Encore Acquisition Co.	6.000		7/15/2015	91,009
195,000	EOG Resources, Inc.	6.875		10/1/2018	208,175
230,000	Husky Energy, Inc.	6.200		9/15/2017	197,567
135,000	Kinder Morgan Energy Partners, L.P.	5.850		9/15/2012	131,198
270,000	Kinder Morgan Energy Partners, L.P.	9.000		2/1/2019	293,114
535,000	Shell International Finance BV	6.375		12/15/2038	564,000
425,000	XTO Energy, Inc.	5.900		8/1/2012	420,379
					2,545,353
	PAPER/PAPER PRODUCTS - 0.0%
35,000	Exopack Holding, Inc.	11.250		2/1/2014	29,179

	PIPELINES - 1.1%
350,000	Atmos Energy Corp.	6.350		6/15/2017	316,333
60,000	Enbridge Energy Partners LP	5.875		12/15/2016	52,781
260,000	Energy Transfer Partners LP	6.700		7/1/2018	232,549
55,000	Pacific Energy Partners LP	6.250		9/15/2015	49,811
65,000	TransCanada Pipelines, Ltd.	6.350	+	5/15/2067	36,990
110,000	TransCanada Pipelines, Ltd.	7.125		1/15/2019	117,330
					805,794
	REAL ESTATE - 0.4%
200,000	Duke Realty LP	5.625		8/15/2011	172,559
175,000	WEA Finance LLC *	5.700		10/1/2016	129,825
					302,384
	REAL ESTATE/REITS - 0.1%
80,000	ERP Operating LP	5.375		8/1/2016	64,117

	REITS-APARTMENTS - 0.1%
65,000	AvalonBay Communities, Inc.	5.750		9/15/2016	44,810

	REITS-REGIONAL MALL - 0.1%
90,000	Simon Property Group LP	5.600		9/1/2011	79,486

	RETAIL-DISCOUNT STORE - 0.1%
90,000	Costco Wholesale Corp.	5.500		3/15/2017	93,942

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Par Value		Coupon Rate (%)		Maturity	Value
	RETAIL-DRUG STORE - 0.5%
360,000	CVS Caremark Corp.	5.750		6/1/2017	$ 351,392

	RETAIL-FOOD - 0.1%
105,000	McDonald's Corp.	5.000		2/1/2019	107,990

	SOFTWARE - 1.0%
330,000	Fiserv, Inc.	6.125		11/20/2012	318,366
185,000	Intuit, Inc.	5.750		3/15/2017	145,986
270,000	Oracle Corp.	5.750		4/15/2018	284,914
					749,266
	TELECOMMUNICATIONS - 4.3%
400,000	Alltel Corp.	7.000		7/1/2012	412,000
295,000	AT&T, Inc.	6.250		3/15/2011	310,485
35,000	AT&T, Inc.	4.850		2/15/2014	35,167
215,000	AT&T, Inc.	5.800		2/15/2019	215,092
320,000	AT&T, Inc.	6.550		2/15/2039	321,498
205,000	Cisco Systems, Inc.	5.500		2/22/2016	216,315
185,000	Qwest Corp.	8.875		3/15/2012	179,471
345,000	Sprint Nextel Corp.	1.866	+	6/28/2010	294,972
260,000	Telecom Italia Capital	5.250		10/1/2015	221,282
275,000	Telefonica Emisiones SAU	5.984		6/20/2011	275,647
330,000	Verizon Communications, Inc.	8.750		11/1/2018	382,748
280,000	Virgin Media Finance PLC	8.750		4/15/2014	238,000
225,000	Windstream Corp.	7.000		3/15/2019	199,125
					3,301,802
	TOBACCO - 0.7%
150,000	Philip Morris International, Inc.	6.875		3/17/2014	164,325
385,000	Philip Morris International, Inc.	5.650		5/16/2018	389,542
					553,867
	TRANSPORTATION - 0.1%
75,000	Canadian National Railway Co.	6.200		6/1/2036	71,054

	UTILITIES - 1.7%
400,000	MidAmerican Energy Co.	5.650		7/15/2012	417,117
120,000	MidAmerican Energy Co.	5.800		10/15/2036	108,863
355,000	Pacific Gas & Electric Co.	8.250		10/15/2018	428,942
305,000	Virginia Electric and Power Co.	5.400		1/15/2016	312,106
					1,267,028
	TOTAL CORPORATE NOTES & BONDS
	( Cost - $31,642,476)				29,292,567

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Par Value		Coupon Rate (%)		Maturity	Value
	MORTGAGE BACKED SECURITIES - 2.5%
22,909	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	8.000		8/25/2034	$ 19,551
500,000	Commercial Mortgage Pass Through Certificates Series 2007-C9 A4	5.816	+	12/10/2049	340,547
187,579	Fannie Mae Pool 792454	4.500		11/1/2019	190,041
58,331	Freddie Mac Series 2503-B	5.500		9/15/2017	61,092
212,486	Freddie Mac Series 2764-HW	5.000		3/15/2019	216,354
820,000	Greenwich Capital Commercial Funding Corp. Series 2007-GG9 A2	5.381		3/10/2039	636,589
450,000	Merrill Lynch Mortgage Trust Series 2005-MCP1 A2	4.556		6/12/2043	425,180
6,597	United Artists Theatre Circuit, Inc. Pass Through Trust Series BD1 **	9.300		7/1/2015	5,311
					1,894,665
	TOTAL MORTGAGE BACKED SECURITIES
	( Cost - $1,953,984)				1,894,665

	U.S. GOVERNMENT AND AGENCIES - 41.8%
1,455,000	Federal National Mortgage Association	3.250		8/12/2010	1,500,224
4,290,000	Federal National Mortgage Association	5.500		Perpetual	4,390,549
196,481	Federal National Mortgage Assocation Pool 735136	4.500		1/1/2035	197,648
1,794,544	FGLMC Pool A46224	5.000		7/1/2035	1,820,902
2,720,780	FGLMC Pool A84055	5.000		1/1/2039	2,765,248
1,609,630	FGLMC Pool G04842	6.000		10/1/2038	1,662,389
110,799	FGLMC Pool G01499	7.000		1/1/2033	115,681
1,360,000	Freddie Mac	3.750		6/28/2013	1,429,360
425,000	Freddie Mac REMICS Series 2691 M6	4.500		10/15/2033	414,176
1,156,641	FNCL Pool 929180	5.000		3/1/2038	1,175,076
353,714	FNCL Pool 929233	5.000		2/1/2038	359,352
454,840	FNCL Pool 972569	5.000		3/1/2038	462,089
301,203	FNCL Pool 975798	5.000		4/1/2038	306,004
1,138,429	FNCL Pool 822731	5.500		5/1/2035	1,164,399
224,912	FNCL Pool 880117	5.500		4/1/2036	230,043
190,652	FNCL Pool 916943	5.500		6/1/2037	195,001
1,217,069	FNCL Pool 990101	5.500		8/1/2038	1,246,831
76,849	FNCL Pool 909141	6.000		1/1/2038	79,285
64,931	FNCL Pool 909153	6.000		2/1/2038	66,985
368,785	FNCL Pool 909220	6.000		8/1/2038	380,454
162,944	FNCL Pool 909223	6.000		8/1/2038	168,100
501,872	FNCL Pool 929191	6.000		3/1/2038	517,780
3,350,391	FNCL Pool 975649	6.000		7/1/2038	3,456,403
2,693,418	FNCL Pool 995180	6.000		4/1/2037	2,774,220
4,480,003	FNCL Pool 889883	6.500		3/1/2038	4,663,405
454,432	FNCL Pool 986293	6.500		5/1/2038	476,164
					32,017,768

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Par Value		Coupon Rate (%)		Maturity	Value
	U.S. TREASURY OBLIGATIONS - 13.5%
2,405,000	United States Treasury Note	2.750		7/31/2010	$ 2,480,156
3,585,000	United States Treasury Note	2.750		2/28/2013	3,755,847
1,720,000	United States Treasury Note	4.750		8/15/2017	1,972,087
1,715,000	United States Treasury Note	6.250		8/15/2023	2,168,136
					10,376,226
	TOTAL U.S. GOVERNMENT AND AGENCIES
	( Cost - $41,744,781)				42,393,994

	SHORT-TERM INVESTMENTS - 3.4%

2,610,384	Citi Dollars on Deposit	0.050	+		2,610,384

	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $2,610,384)				2,610,384

	TOTAL INVESTMENTS - 99.4%
	( Cost - $77,951,625)				$ 76,191,610
	OTHER ASSETS LESS LIABILITIES - 0.6%				419,053
	NET ASSETS - 100%				$ 76,610,663

*  144A- Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

** The value of this security has been determined in good faith under the policies of the Board of Trustees.
+ Variable rate security. Interest rate shown is as of January 31, 2009.

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 1,697,835
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(3,457,850)
Net unrealized depreciation					$ (1,760,015)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Principal Amount		Interest Rate (%)		Maturity Date	Market Value

	CORPORATE BONDS - 90.11%
	AIRLINES - 0.64%
290,000	American Airlines, Inc.	8.6080		4/1/2011	$ 218,950
140,000	Delta Air Lines, Inc.	7.5700		11/18/2010	129,500
					348,450
	APPAREL - 1.35%
380,000	Perry Ellis International, Inc.	8.8750		9/15/2013	228,000
115,000	Phillips-Van Heusen Corp	7.2500		2/15/2011	108,732
420,000	Phillips-Van Heusen Corp	7.7500		11/15/2023	391,376
					728,107
	AUTO PARTS & EQUIPMENT - 1.16%
320,000	Exide Technologies	10.5000		3/15/2013	187,200
200,000	Johnson Controls, Inc.	5.5000		1/15/2016	156,211
340,000	Titan International, Inc.	8.0000		1/15/2012	285,600
					629,011
	BEVERAGES - 0.71%
385,000	Constellation Brands, Inc.	8.3750		12/15/2014	383,075

	BIOTECHNOLOGY - 0.39%
230,000	Bio-Rad Laboratories, Inc.	7.5000		8/15/2013	209,300

	CABLE TELEVISION - 2.18%
390,000	CSC Holdings, Inc./United States.	8.1250		7/15/2009	385,439
385,000	Echostar DBS Corp.	7.0000		10/1/2013	363,715
500,000	Mediacom LLC / Mediacom Capital Corp.	9.5000		1/15/2013	430,074
					1,179,228
	COAL - 2.35%
455,000	Arch Western Finance LLC	6.7500		7/1/2013	431,113
155,000	Consol Energy, Inc.	7.8750		3/1/2012	151,900
260,000	Foundation PA Coal Co.	7.2500		8/1/2014	196,252
505,000	Peabody Energy Corp.	7.3750		11/1/2016	491,863
					1,271,127
	COMMERCIAL SERVICES - 4.95%
220,000	Aramark Corp. Cl. B	5.0000		6/1/2012	187,000
530,000	Aramark Corp. Cl. B	8.5000		2/1/2015	515,425
570,000	Cardtronics, Inc.	9.2500		8/15/2013	403,275
515,000	Cenveo Corp.	7.8750		12/1/2013	327,025
295,000	Cornell Companies, Inc.	10.7500		7/1/2012	273,613
250,000	Lender Processing Services, Inc.	8.1250		7/1/2016	237,500
350,000	NCO Group, Inc.	6.1130	+	11/15/2013	122,500
385,000	Stewart Enterprises, Inc.	6.2500		2/15/2013	326,354
350,000	TeamHealth, Inc.	11.2500		12/1/2013	281,750
					2,674,441
	COMPUTERS - 1.28%
110,000	Seagate Technology HDD Holdings	2.2750	+	10/1/2009	101,200
245,000	Seagate Technology HDD Holdings	6.8000		10/1/2016	130,149
225,000	Sungard Data Systems, Inc.	4.8750		1/15/2014	158,479

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Principal Amount		Interest Rate (%)		Maturity Date	Market Value

365,000	Sungard Data Systems, Inc.	9.1250		8/15/2013	$ 304,224
					694,053
	COSMETICS - 0.63%
470,000	Elizabeth Arden, Inc.	7.7500		1/15/2014	338,400

	DISTRIBUTION - 0.81%
470,000	Wesco Distribution, Inc.	7.5000		10/15/2017	284,643
220,000	Wesco International, Inc.	1.7500		11/15/2026	152,192
					436,835
	ELECTRIC - 7.02%
755,000	AES Corp.	7.7500		3/1/2014	709,478
150,000	AES Corp.	8.0000		10/15/2017	141,000
165,000	Mirant Americas Generation LLC	8.3000		5/1/2011	146,530
584,577	Mirant Mid-Atlantic Pass Through Trust C	10.0600		12/30/2028	558,857
810,000	NRG Energy, Inc.	7.3750		2/1/2016	771,395
325,000	Orion Power Holdings, Inc.	12.0000		5/1/2010	331,500
410,000	PSEG Energy Holdings LLC	8.5000		6/15/2011	403,248
255,000	Reliant Energy, Inc.	6.7500		12/15/2014	234,695
670,000	Texas Competitive Electric Holdings Co., LLC	10.2500		11/1/2015	495,800
					3,792,503
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.65%
505,000	Belden, Inc.	7.0000		3/15/2017	383,800
435,000	General Cable Corp	1.0000		10/15/2012	283,294
280,000	General Cable Corp	7.1250		4/1/2017	224,000
					891,094
	ELECTRONICS - 1.80%
470,000	Itron, Inc.	7.7500		5/15/2012	418,300
525,000	Sanmina-SCI Corp. - 144A	4.7463	+	6/15/2014	304,500
330,000	Sensus Metering Systems, Inc.	8.6250		12/15/2013	247,403
					970,203
	ENTERTAINMENT - 2.44%
360,000	AMC Entertainment, Inc.	8.6250		8/15/2012	296,597
215,000	International Game Technology	2.6000		12/15/2036	207,408
370,000	Mohegan Tribal Gaming Authority	8.0000		4/1/2012	223,850
410,000	OED Corp.	8.7500		4/15/2012	295,200
170,000	Penn National Gaming, Inc.	6.8750		12/1/2011	160,650
150,000	Pinnacle Entertainment, Inc.	8.2500		3/15/2012	137,250
					1,320,955
	ENVIRONMENTAL CONTROL - 0.23%
125,000	Waste Management, Inc.	6.3750		11/15/2012	125,952

	FINANCIAL SERVICES - 1.33%
145,000	CIT Group, Inc.	7.6250		11/30/2012	121,405
210,000	Fresenius US Finance II, Inc. - 144A	9.0000		7/15/2015	211,050
460,000	Global Cash Access LLC/Finance	8.7500		3/15/2012	385,481
					717,936

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Principal Amount		Interest Rate (%)		Maturity Date	Market Value
	FOOD - 0.49%
265,000	Del Monte Corp.	8.6250		12/15/2012	$ 263,853

	FOREST PRODUCTS & PAPER - 0.79%
460,000	Domtar, Corp.	5.3750		12/1/2013	334,650
130,000	Domtar, Corp.	9.5000		8/1/2016	89,700
					424,350
	HAND/MACHINE TOOLS - 0.49%
315,000	Baldor Electric Co.	8.6250		2/15/2017	266,826

	HEALTHCARE - 11.07%
325,000	Advanced Medical Optics, Inc.	7.5000		5/1/2017	360,750
400,000	Bausch & Lomb, Inc. - 144A	9.8750		11/1/2015	352,000
245,000	Biomet, Inc.	10.0000		10/15/2017	247,716
670,000	Boston Scientific Corp.	6.4000		6/15/2016	614,725
680,000	CHS/Community Health Systems, Inc.	8.8750		7/15/2015	654,500
405,000	DaVita, Inc.	6.6250		3/15/2013	321,039
290,000	DaVita, Inc.	7.2500		3/15/2015	199,047
1,210,000	HCA, Inc.	9.2500		11/15/2016	1,155,550
365,000	Hologic, Inc.	2.0000	+	12/15/2037	232,240
270,000	Invacare Corp.	9.7500		2/15/2015	245,700
660,000	Select Medical Corp.	7.6250		2/1/2015	415,800
345,000	Skilled Healthcare Group, Inc.	11.0000		1/15/2014	334,650
530,000	Sun Healthcare Group, Inc.	9.1250		4/15/2015	470,375
170,000	Universal Health Services, Inc.	7.1250		6/30/2016	146,068
270,000	Universal Hospital Services, Inc.	8.5000		6/1/2015	228,150
					5,978,309
	HOUSEHOLD PRODUCTS/WARES - 1.16%
375,000	Jarden Corp.	7.5000		5/1/2017	270,000
385,000	Prestige Brands, Inc.	9.2500		4/15/2012	358,050
					628,050
	HOTELS - 0.78%
230,000	Gaylord Entertainment Co.	8.0000		11/15/2013	176,525
310,000	Sheraton Holding Corp.	7.3750		11/15/2015	242,485
					419,010
	HOUSEWARES - 0.30%
355,000	Libbey Glass, Inc.	9.5675	+	6/1/2011	156,200

	INSURANCE - 0.51%
410,000	Hub International Holdings, Inc. - 144A	9.0000		12/15/2014	276,750

	INTERNET - 0.40%
275,000	Expedia, Inc. - 144A	8.5000		7/1/2016	217,250

	LEISURE TIME - 0.56%
480,000	Royal Caribbean Cruises, Ltd.	7.0000		6/15/2013	302,400

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Principal Amount		Interest Rate (%)		Maturity Date	Market Value
	LODGING - 1.72%
380,000	Boyd Gaming Corp.	6.7500		4/15/2014	$ 252,700
440,000	Mandalay Resort Group	7.6250		7/15/2013	158,400
570,000	MGM Mirage	8.3750		2/1/2011	519,833
					930,933
	MACHINERY-DIVERSIFIED - 1.06%
220,000	Chart Industries, Inc.	9.1250		10/15/2015	173,800
460,000	Terex Corp	7.3750		1/15/2014	400,200
					574,000
	MEDIA - 0.53%
406,000	Sinclair Television Group, Inc.	8.0000		3/15/2012	288,260

	MINING - 2.20%
225,000	Century Aluminum Co.	1.7500		8/1/2024	116,719
375,000	Century Aluminum Co.	7.5000		8/15/2014	214,723
195,000	Freeport-McMoRan Copper & Gold, Inc.	8.2500		4/1/2015	157,536
435,000	Freeport-McMoRan Copper & Gold, Inc.	8.3750		4/1/2017	361,066
880,000	Noranda Aluminium Acquisition Corp.	6.5950	+	5/15/2015	334,400
					1,184,443
	OFFICE FURNISHINGS - 0.47%
255,000	Interface, Inc.	10.3750		2/1/2010	252,944

	OIL & GAS - 10.20%
340,000	Allis-Chalmers Energy, Inc.	8.5000		3/1/2017	166,600
235,000	Allis-Chalmers Energy, Inc.	9.0000		1/15/2014	185,006
680,000	Aquila, Inc.	11.8750	+	7/1/2012	714,000
280,000	Chesapeake Energy Corp.	6.3750		6/15/2015	236,600
675,000	Comstock Resources, Inc.	6.8750		3/1/2012	546,800
365,000	Forbes Energy Services, Ltd.	11.0000		2/15/2015	219,000
490,000	Helix Energy Solutions Group, Inc. - 144A	9.5000		1/15/2016	279,300
140,000	KCS Energy, Inc.	7.1250		4/1/2012	121,800
510,000	Key Energy Services, Inc.	8.3750		12/1/2014	367,200
575,000	Mariner Energy, Inc.	7.5000		4/15/2013	431,250
145,000	Mariner Energy, Inc.	8.0000		5/15/2017	92,800
185,000	National Oilwell Varco, Inc.	6.1250		8/15/2015	156,763
550,000	PetroHawk Energy Corp.	9.1250		7/15/2013	438,678
180,000	Plains Exploration & Production Co.	7.7500		6/15/2015	163,125
230,000	Pride International, Inc.	7.3750		7/15/2014	220,114
420,000	Quicksilver Resources, Inc.	8.2500		8/1/2015	338,100
430,000	SandRidge Energy, Inc. -144A	8.0000		6/1/2018	339,700
175,000	Southwestern Energy Co. - 144A	7.5000		2/1/2018	165,375
170,000	Transocean Ltd.	1.5000		12/15/2037	134,513
295,000	United Refining Co.	10.5000		8/15/2012	191,750
					5,508,474

	PACKAGING & CONTAINERS - 0.32%
240,000	Berry Plastics Corp.	5.8444	+	2/15/2015	173,280

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Principal Amount		Interest Rate (%)		Maturity Date	Market Value
	PHARMACEUTICALS - 1.09%
368,000	NBTY, Inc.	7.1250		10/1/2015	$ 289,718
390,000	Omnicare, Inc.	6.7500		12/15/2013	299,502
					589,220
	PIPELINES - 1.88%
615,000	Dynegy Roseton Danskammer Pass Through Trust Series B	7.6700		11/8/2016	492,871
710,000	MarkWest Energy Partners LP	8.5000		7/15/2016	520,075
					1,012,946
	REITS - HOTELS - 0.90%
170,000	FelCor Lodging LP	8.5000		6/1/2011	130,050
330,000	Hospitality Properties Trust	3.8000		3/15/2027	205,838
205,000	Host Hotels & Resorts LP - 144A	2.6250		4/15/2027	151,188
					487,075
	RETAIL - APPAREL - 1.41%
375,000	Brown Shoe Co., Inc.	8.7500		5/1/2012	330,972
510,000	Collective Brands, Inc.	8.2500		8/1/2013	428,400
					759,372
	RETAIL - COMPUTER EQUIPMENT - 0.34%
185,000	GameStop Corp.	8.0000		10/1/2012	183,150

	RETAIL - DISCOUNT - 0.36%
265,000	HSN, Inc. - 144A	11.2500		8/1/2016	196,100

	RETAIL - RESTAURANTS - 0.40%
245,000	Yum! Brands, Inc.	6.2500		3/15/2018	216,298

	SOFTWARE - 0.39%
300,000	Broadridge Financial Solutions, Inc.	6.1250		6/1/2017	210,422

	STEEL - 0.75%
365,000	AK Steel Corp.	7.7500		6/15/2012	307,017
140,000	United States Steel Corp.	7.0000		2/1/2018	100,356
					407,373
	STORAGE/WAREHOUSING - 0.48%
350,000	Mobile Services Group, Inc.	9.7500		8/1/2014	259,000

	TELECOMMUNICATIONS - 9.99%
340,000	American Tower Corp. - 144A	7.0000		10/15/2017	326,400
685,000	Broadview Networks Holdings, Inc.	11.3750		9/1/2012	304,825
1,085,000	Centennial Communications Corp.	8.1250		2/1/2014	1,106,266
340,000	Cricket Communications, Inc.	9.3750		11/1/2014	309,533
145,000	Crown Castle International Corp.	9.0000		1/15/2015	140,405
150,000	Frontier Communications Corp.	6.2500		1/15/2013	139,044
595,000	Frontier Communications Corp.	6.6250		3/15/2015	475,327
365,000	iPCS, Inc.	3.2950	+	5/1/2013	259,150
665,000	Millicom International Cellular SA	10.0000		12/1/2013	635,075
310,000	Nextel Communications, Inc.	6.8750		10/31/2013	150,350
1,005,000	Sprint Nextel Corp.	6.0000		12/1/2016	673,350

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Principal Amount		Interest Rate (%)		Maturity Date	Market Value
520,000	Virgin Media Finance Plc	8.7500		4/15/2014	$ 442,000
475,000	Windstream Corp.	8.1250		8/1/2013	434,738
					5,396,463
	TELEPHONE - 6.55%
1,300,000	Cincinnati Bell, Inc.	8.3750		1/15/2014	961,284
435,000	GC Impsat Holdings I PLC - 144A	9.8750		2/15/2017	282,750
520,000	GCI, Inc.	7.2500		2/15/2014	453,700
350,000	Global Crossing UK Finance PLC	10.7500		12/15/2014	226,625
315,000	Qwest Capital Funding, Inc.	7.0000		8/3/2009	315,268
470,000	Qwest Communications International, Inc.	3.5000		11/15/2025	403,569
285,000	Qwest Communications International, Inc.	7.5000		2/15/2014	243,675
390,000	Syniverse Technologies, Inc.	7.7500		8/15/2013	214,500
475,000	Time Warner Telecom Holdings, Inc.	9.2500		2/15/2014	434,625
					3,535,996
	TRANSPORTATION - 1.60%
460,000	Kansas City Southern de Mexico SA de CV	7.6250		12/1/2013	386,400
500,000	Kansas City Southern de Mexico SA de CV	9.3750		5/1/2012	476,250
					862,650

	TOTAL CORPORATE BONDS				48,672,067
	( Cost - $58,358,417)

	SHORT-TERM INVESTMENTS - 8.21%
4,433,629	Citi Dollars On Deposit	0.05%	+		4,433,629

	TOTAL SHORT TERM INVESTMENTS				4,433,629
	( Cost - $4,433,629)

	TOTAL INVESTMENTS - 98.32%
	( Cost - $62,792,046)				$53,105,696
	OTHER LIABILITIES & ASSETS - 1.68%				910,115
	NET ASSETS - 100.00%				$54,015,811

* Non-Income producing security.
144A- Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
+ Variable rate security. Interest rate shown as of January 31, 2009

At January 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 546,237
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(10,232,587)
Net unrealized depreciation					$ (9,686,350)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Dunham Monthly Distribution Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value

	COMMON STOCK - 69.35%
	BANKS - 0.59%
97,800	Citigroup, Inc.^	$ 347,190

	BIOTECHNOLOGY - 2.94%
21,400	Genentech, Inc. * ^	1,738,536

	CHEMICALS - 7.47%
77,800	Dow Chemical Co.^	901,702
210,600	Huntsman Corp.^	560,196
30,300	Rohm and Haas Co.^	1,672,257
63,000	Terra Industries, Inc.	1,290,240
		4,424,395
	ELECTRIC - 6.65%
22,900	Constellation Energy Group, Inc.^	602,270
51,500	NRG Energy, Inc. * ^	1,203,040
72,500	Puget Energy, Inc.	2,131,500
		3,936,810
	HOLDING COMPANIES - DIVERSIFIED - 10.26%
166,000	Alternative Asset Management Acquisition Corp. *	1,573,680
128,000	GHL Acquisition Corp. *	1,180,160
84,800	Hicks Acquisition Co I, Inc. *	788,640
183,800	Liberty Acquisition Holdings Corp. *	1,591,708
100,000	Sapphire Industrials Corp. *	937,000
		6,071,188
	Growth - Large Cap ETFs - 32.39%
61,956	PowerShares S&P 500 BuyWrite Portfolio	1,048,296
219,200	SPDR Trust Series 1 ^	18,125,648
		19,173,944
	INTERNET - 2.81%
141,750	Yahoo!, Inc. * ^	1,662,728

	PHARMACEUTICALS - 3.63%
50,000	Wyeth	2,148,500

	TELECOMMUNICATIONS - 2.62%
75,700	BCE, Inc.^	1,548,822

	TOTAL COMMON STOCK	41,052,112
	( Cost - $44,215,316)

	Dunham Monthly Distribution Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Principal Amount	Security	Market Value

	CORPORATE BONDS - 21.11%
	CHEMICALS - 1.53%
910,000	Union Carbide Corp. *	$ 907,486

	COMMERCIAL SERVICES - 3.31%
2,000,000	Erac USA Finance Company* **	1,961,000

	DIVERSIFIED FINANCIAL SERVICES - 2.48%
1,500,000	International Lease Finance Corp. *	1,469,589

	HEALTHCARE-PRODUCTS - 0.36%
215,000	Advanced Medical Optics, Inc. *	210,969

	INSURANCE - 3.35%
2,000,000	Genworth Financial, Inc. *	1,981,844

	MACHINERY-DIVERSIFIED - 3.32%
2,000,000	Case New Holland, Inc. *	1,965,000

	METAL FABRICATE/HARDWARE - 3.38%
2,000,000	Commercial Metals Co. *	1,999,794

	MISCELLANEOUS MANUFACTUR - 3.38%
2,000,000	Acuity Brands, Inc. *	2,000,000

	TOTAL CORPORATE BONDS	12,495,682
	( Cost - $12,537,554)

	SHORT-TERM INVESTMENTS - 11.56%
6,845,332	Citi Dollars on Deposit, 0.05% +	6,845,332
	TOTAL SHORT-TERM INVESTMENTS	6,845,332
	( Cost - $6,845,332)

Contracts**	PURCHASED OPTIONS - 0.78%
492	Pfizer, Inc. *	292,740
	Expiration September 2009, Exercise Price $20
93	Rohm and Haas Co. *	4,185
	Expiration February 2009, Exercise Price $40
202	Rohm and Haas Co. *	166,852
	Expiration April 2009, Exercise Price $55
	TOTAL OPTIONS	463,777
	( Cost - $425,534)

	TOTAL INVESTMENTS - 102.80%	60,856,903
	(Cost - $64,023,736)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.80%)	(1,656,730)
	NET ASSETS - 100.00%	$59,200,173

	Dunham Monthly Distribution Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009

	SCHEDULE OF WRITTEN OPTIONS
Contracts**		Market Value
35	Genetech, Inc.*	$ 10,325
	Expiration February 2009, Exercise Price $80
568	BCE, Inc. *	45,440
	Expiration February 2009, Exercise Price $20
597	Citigroup, Inc. *	11,940
	Expiration February 2009, Exercise Price $5
29	Constellation Energy Group, Inc. *	4,350
	Expiration February 2009, Exercise Price $25
583	Dow Chemical Co. *	11,660
	Expiration February 2009, Exercise Price $15
48	Huntsman Corp. *	240
	Expiration February 2009, Exercise Price $5
515	NRG Energy, Inc. *	180,250
	Expiration February 2009, Exercise Price $20
93	Rohm and Haas Co. *	28,830
	Expiration February 2009, Exercise Price $55
202	Rohm and Haas Co. *	64,640
	Expiration April 2009, Exercise Price $40
1,829	SPDR Trust Series 1 *	411,525
	Expiration February 2009, Exercise Price $85
630	Terra Industries, Inc. *	340,200
	Expiration February 2009, Exercise Price $15
1,417	Yahoo!, Inc. *	303,238
	Expiration February 2009, Exercise Price $10
	TOTAL WRITTEN OPTIONS	$ 1,412,638
	(Proceeds - $ 2,069,917)

* Non-Income producing security.
** Each Option contract allows the holder of the option to purchase or sell 100 shares of the underlying security
+ Variable rate security. Interest rate shown is as of January 31, 2009
^ Subject to Call Option Written

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 1,080,942
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(3,590,496)
Net unrealized depreciation		$ (2,509,554)

	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security				Market Value

	COMMON STOCK - 40.88%
	AEROSPACE/DEFENSE - 0.55%
3,045	United Technologies Corp.				$ 146,130

	APPAREL - 1.78%
10,350	Nike, Inc.				468,338

	BEVERAGES - 2.54%
8,840	Coca-Cola Co.				377,645
5,800	PepsiCo, Inc.				291,334
					668,979
	COMMERCIAL SERVICES - 3.79%
7,400	Apollo Group, Inc. - Cl. A *				602,804
10	ITT Educational Services, Inc. *				1,225
12,475	Accenture, Ltd.				393,711
					997,740
	COMPUTERS - 0.75%
20,800	Dell, Inc. *				197,600

	COSMETICS/PERSONAL CARE - 0.37%
3,700	Estee Lauder Co's., Inc.				97,125

	DIVERSIFIED FINANCIAL SERVICES - 0.57%
1,000	BlackRock, Inc.				108,800
7,800	Janus Capital Group, Inc.				40,950
					149,750
	HEALTHCARE PRODUCTS - 2.91%
3,510	Alcon, Inc.				300,596
8,050	Johnson & Johnson				464,405
					765,001
	INTERNET - 2.18%
6,332	Amazon.com, Inc. *				372,448
16,700	Ebay, Inc. *				200,734
					573,182
	INVESTMENT SERVICES - 1.50%
14,300	T. Rowe Price Group, Inc.				394,394

	METAL FABRICATE / HARDWARE - 0.59%
2,400	Precision Castparts Corp.				155,880

	MISCELLANEOUS MANUFACTURING - 1.94%
9,195	Honeywell International, Inc.				301,688
6,400	Illinois Tool Works, Inc.				209,024
					510,712
	OIL & GAS - 4.64%
11,765	Ensco International, Inc.				321,890
11,715	Halliburton Co.				202,084

	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security				Market Value
	OIL & GAS (CONTINUED) - 4.64%
12,300	Noble Corp.				$ 333,945
5,705	Pride International, Inc. *				91,965
5,400	Smith International, Inc.				122,580
2,700	Transocean, Ltd. *				147,474
					1,219,938
	PHARMACEUTICALS - 1.30%
6,450	Novo Nordisk - ADR				342,689

	RETAIL - 2.82%
6,500	Best Buy Co, Inc.				182,130
20,900	Coach, Inc. *				305,140
5,660	Costco Wholesale Corp.				254,870
					742,140
	SEMICONDUCTORS - 0.47%
9,700	Intel Corp.				125,130

	SOFTWARE - 6.72%
9,100	Adobe Systems, Inc. *				175,721
7,690	Infosys Technologies, Ltd. - ADR				204,246
22,825	Intuit, Inc. *				516,986
21,950	Microsoft Corp.				375,345
29,550	Oracle Corp. *				497,326
					1,769,624
	TELECOMMUNICATIONS - 3.95%
5,365	America Movil-ADR				152,956
25,125	Cisco Systems, Inc. *				376,121
16,800	Nokia Corp. - ADR				206,136
8,800	QUALCOMM, Inc.				304,040
					1,039,253
	TOYS/GAMES/HOBBIES - 1.51%
10,885	Nintendo Co., Ltd - ADR				396,214

	TOTAL COMMON STOCK				10,759,819
	( Cost - $15,721,564)

Principal Amount	Security	Interest Rate (%)		Maturity Date
	CONVERTIBLE BONDS - 44.83%
	AEROSPACE/DEFENSE - 2.74%
690,000	L-3 Communications Corp.	3.000		8/1/2035	721,050

	BIOTECHNOLOGY - 2.47%
720,000	Amgen, Inc.	0.375		2/1/2013	650,700

	COMPUTERS - 7.98%
1,265,000	EMC Corp.	1.750		12/1/2013	1,201,439

	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value
	COMPUTERS (CONTINUED)- 7.98%
1,140,000	NetApp, Inc. - 144A	1.750		6/1/2013	$ 899,175
					2,100,614
	DIVERSIFIED FINANCIAL SERVICES - 0.79%
300,000	Affiliated Managers Group, Inc. - 144A	3.950		8/15/2038	206,625

	ELECTRICAL COMPONENTS & EQUIPMENTS - 0.78%
80,000	Suntech Power Holding Co., Ltd.	0.250		2/15/2012	61,100
345,000	Suntech Power Holding Co., Ltd.	3.000		3/15/2013	144,038
					205,138
	HEALTHCARE SERVICES/PRODUCTS - 2.86%
750,000	Beckman Coulter, Inc.	2.500		12/15/2036	713,438
60,000	Kinetic Concepts, Inc. - 144A	3.250		4/15/2015	39,626
					753,064
	HOLDING COMPANIES-DIVERSIFIED - 0.74%
210,000	Leucadia National Corp.	3.750		4/15/2014	195,038

	INTERNET - 3.83%
240,000	Symantec Corp.	0.750		6/15/2011	236,076
801,000	Symantec Corp.	1.000		6/15/2013	771,964
					1,008,040
	MACHINERY - 0.82%
277,000	AGCO Corp.	1.250		12/15/2036	216,060

	MINING - 1.52%
60,000	Newmont Mining Corp.	1.250		7/15/2014	62,970
250,000	Newmont Mining Corp.	1.625		7/15/2017	259,372
70,000	Newmont Mining Corp.	3.000		2/15/2012	76,935
					399,277
	MISCELLANEOUS MANUFACTURING - 1.18%
345,000	Danaher Corp.	0.000		1/22/2021	309,220

	OIL & GAS - 5.43%
460,000	Chesapeake Energy Corp.	2.250		12/15/2038	238,625
140,000	Chesapeake Energy Corp.	2.750		11/15/2035	97,865
556,000	Sesi, LLC.	1.500	+	12/15/2026	407,965
775,000	Transocean, Inc.	1.625		12/15/2037	685,875
					1,430,330
	PHARMACEUTICALS - 5.56%
470,000	Gilead Sciences, Inc.	0.625		5/1/2013	640,851
490,000	Teva Pharmaceutical Finance Co. BV	1.750		2/1/2026	530,871
295,000	Teva Pharmaceutical Finance LLC	0.250		2/1/2026	292,419
					1,464,141
	RETAIL - 1.23%
360,000	Best Buy Co, Inc.	2.250		1/15/2022	324,900

	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value
	SEMICONDUCTORS - 2.95%
690,000	Intel Corp.	2.950		12/15/2035	$ 538,238
380,000	ON Semiconductor Corp.	2.625		12/15/2026	238,925
					777,163
	SOFTWARE - 1.39%
350,000	CA, Inc.	1.625		12/15/2009	365,750

	TELECOMMUNICATIONS - 2.56%
250,000	NII Holdings, Inc.	2.750		8/15/2025	222,984
610,000	Nuance Communications, Inc.	2.750		8/15/2027	451,400
					674,384

	TOTAL BONDS & NOTES				11,801,493
	( Cost - $13,851,939)

Shares	Security	Dividend Rate (%)
	PREFERRED STOCK - 11.16%
	AGRICULTURE - 3.54%
18,000	Archer-Daniels-Midland Co.	6.2500			652,498
700	Bunge, Ltd.	5.1250			280,000
					932,498
	BANKS - 2.96%
965	Bank of America Corp.	7.2500			486,843
19,200	Citigroup, Inc.	6.5000			292,416
					779,259
	DIVERSIFIED FINANCIAL SERVICES - 1.12%
9,500	Vale Capital, Ltd.	5.5000			295,450

	INSURANCE - 0.14%
4,000	American International Group, Inc.	8.5000			36,000

	MINING - 0.90%
5,075	Freeport-McMoran Copper & Gold, Inc. Convertible	6.7500			236,850

	PHARMACEUTICALS - 2.50%
470	Mylan, Inc.	6.5000			347,847
1,775	Schering-Plough Corp.	6.0000			308,921
					656,768

	TOTAL PREFERRED STOCK				2,936,825
	( Cost - $4,455,691)

	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Interest Rate			Market Value
	SHORT-TERM INVESTMENTS - 3.44%
904,299	Citi Dollars on Deposit	0.05% +			$ 904,299
	TOTAL SHORT-TERM INVESTMENTS				904,299
	( Cost - $904,299)

	TOTAL INVESTMENTS - 100.30%
	( Cost - $34,933,494)				26,402,436
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.30%)				(79,859)
	NET ASSETS - 100.00%				$ 26,322,577
* Non-Income producing security.
144A - Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
ADR - American Depository Receipts
+ Variable rate security. Interest rate shown is as of January 31, 2009

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 748,818.72
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(9,279,877)
Net unrealized depreciation					$ (8,531,058)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009
Shares			Value

	COMMON STOCK - 99.5%
	AEROSPACE & DEFENSE - 4.7%
20,872	Honeywell International, Inc.		$ 684,810
16,316	United Technologies Corp.		783,005
			1,467,815
	AIR COURIER - 0.6%
3,708	FedEx Corp.		188,886

	APPAREL - 2.1%
15,000	NIKE, Inc.		678,750

	BANKS - 11.1%
91,828	Bank of America Corp.		604,228
44,200	Bank of New York Mellon Corp.		1,137,708
29,902	JPMorgan Chase & Co.		762,800
6,300	PNC Financial Services Group, Inc.		204,876
33,014	SunTrust Banks, Inc.		404,752
36,907	U.S. Bancorp.		547,700
			3,662,064
	COMPUTERS - 1.6%
56,000	Dell, Inc. *		532,000

	CONGLOMERATES - 6.8%
29,000	Dover Corp.		820,120
24,152	Emerson Electric Co.		789,770
13,767	Fortune Brands, Inc.		440,544
16,327	General Electric Co.		198,047
			2,248,481
	COSMETICS/PERSONAL CARE - 4.4%
26,900	Procter & Gamble Co.		1,466,050

	ELECTRIC UTILITIES - 5.7%
10,836	FPL Group, Inc.		558,596
41,300	Public Service Enterprise Group, Inc.		1,303,841
			1,862,437
	FOOD PROCESSING - 2.2%
12,575	General Mills, Inc.		743,811

	HEALTHCARE-SERVICES - 4.9%
17,500	Covance, Inc. *		675,500
24,100	Humana, Inc. *		914,113
			1,589,613
Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	INDUSTRIAL EQUIPMENT - 0.9%
17,580	Ingersoll-Rand Co., Ltd.		$ 284,972

	INSURANCE - 2.0%
30,532	Allstate Corp.		661,628

	MEDICAL - 4.4%
10,502	Laboratory Corp of America Holdings *		621,718
21,899	Pfizer, Inc.		319,287
10,500	Quest Diagnostics, Inc.		518,175
			1,459,180
	METALS - 1.0%
41,040	Alcoa, Inc.		319,702

	MINING - 1.8%
23,400	Freeport-McMoRan Copper & Gold, Inc.		588,276

	OIL & GAS - 22.1%
20,532	Apache Corp.		1,539,900
25,100	Chevron Corp.		1,770,052
30,596	ConocoPhillips		1,454,228
47,274	Marathon Oil Corp.		1,287,271
22,200	Transocean, Ltd. *		1,212,564
			7,264,015
	PHARMACEUTICALS - 4.1%
20,200	AmerisourceBergen Corp.		733,664
22,400	Watson Pharmaceuticals, Inc. *		610,400
			1,344,064
	RAILROADS - 2.9%
14,500	Burlington Northern Santa Fe Corp.		960,625

	RETAIL-AUTO PARTS - 3.4%
8,536	AutoZone, Inc. *		1,134,349

	RETAIL-CONSUMER ELECTRONICS - 1.5%
18,100	Best Buy Co., Inc.		507,162

	SEMICONDUCTORS - 2.8%
72,228	Intel Corp.		931,741

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	SOFTWARE - 1.7%
32,200	Microsoft Corp.		$ 550,620

	TELEPHONE-INTEGRATED - 2.4%
31,945	AT&T, Inc.		786,486

	TOBACCO - 4.4%
58,595	Altria Group, Inc.		969,161
12,795	Philip Morris International, Inc.		475,334
			1,444,495

	TOTAL COMMON STOCK	( Cost - $41,838,303)	32,677,222

	SHORT-TERM INVESTMENTS - 0.5%
156,946	Citi Dollars on Deposit, 0.05% +		156,946

	TOTAL SHORT-TERM INVESTMENTS	( Cost - $156,946)	156,946

	TOTAL INVESTMENTS - 100.0%	( Cost - $41,995,249)	$ 32,834,168
	OTHER ASSETS LESS LIABILITIES - 0.0%		9,787
	NET ASSETS - 100%		$ 32,843,955

* Non-Income producing security.
+ Variable rate security. Interest rate shown is as of January 31, 2009.

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 2,090,315
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(11,251,396)
Net unrealized depreciation			$ (9,161,081)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Dunham Real Estate Stock Fund
	PORTFOLIO OF INVESTEMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value
	COMMON STOCK - 93.99%
	FOREST PRODUCTS & PAPER - 0.96%
685	Clearwater Paper Corp. *	$ 7,747
2,400	Potlatch Corp.	60,456
		68,203
	REITS - Apartments - 12.80%
9,378	Apartment Investment & Management Co.	83,370
8,400	Associated Estates Realty Corp.	62,328
1,784	Avalonbay Communities, Inc.	92,429
6,500	Camden Property Trust	171,340
15,000	Equity Residential	358,950
400	Essex Property Trust, Inc.	26,420
3,300	Home Properties, Inc.	118,437
		913,274
	REITS - Diversified - 12.47%
5,800	Digital Realty Trust, Inc.	185,020
7,900	Duke Realty Corp.	72,759
7,700	Liberty Property Trust	154,000
8,800	One Liberty Properties, Inc.	54,120
7,962	Vornado Realty Trust	404,549
1,880	Winthrop Realty Trust	19,026
		889,474
	REITS - Health Care - 14.61%
14,100	HCP, Inc.	329,094
3,900	Health Care REIT, Inc.	147,459
2,900	National Health Investors, Inc.	75,545
8,000	Nationwide Health Properties, Inc.	204,240
6,000	Omega Healthcare Investors, Inc.	87,780
7,100	Ventas, Inc.	197,877
		1,041,995
	REITS - Hotels - 9.60%
70,100	Ashford Hospitality Trust, Inc.	99,542
23,000	DiamondRock Hospitality Co.	94,300
12,300	Hospitality Properties Trust	165,066
45,768	Host Hotels & Resorts, Inc.	246,232
18,400	Sunstone Hotel Investors, Inc.	79,304
		684,444
	REITS - Office Property - 15.08%
5,094	Boston Properties, Inc.	220,570
18,200	Brandywine Realty Trust	108,654
7,000	Corporate Office Properties Trust SBI MD	184,660
11,000	Douglas Emmett, Inc.	102,300
5,400	Franklin Street Properties Corp.	61,668
25,300	HRPT Properties Trust	80,454
8,200	Highwoods Properties, Inc.	184,992
6,500	Mack-Cali Realty Corp.	132,080
		1,075,378
	REITS - Regional Malls - 7.34%
12,189	Simon Property Group, Inc.	523,883

	Dunham Real Estate Stock Fund
	PORTFOLIO OF INVESTEMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value
	REITS - Shopping Centers - 10.06%
5,100	Federal Realty Investment Trust	$ 258,213
11,200	Inland Real Estate Corp.	110,544
12,581	Kimco Realty Corp.	180,915
500	Regency Centers Corp.	17,650
1,700	Tanger Factory Outlet Centers	51,510
6,100	Weingarten Realty Investors	98,759
		717,591
	REITS - Single Tenant - 1.50%
2,200	Agree Realty Corp.	30,250
400	Alexander's, Inc.	76,976
		107,226
	REITS - Storage - 7.07%
6,100	Extra Space Storage, Inc.	49,471
6,982	Public Storage	431,976
6,100	U-Store-It Trust	22,875
		504,322
	REITS - Warehouse - 2.50%
5,600	AMB Property Corp.	90,272
5,200	First Potomac Realty Trust	43,056
4,500	ProLogis	45,045
		178,373

	TOTAL COMMON STOCK	6,704,164
	( Cost - $9,525,677)

	EXCHANGE TRADED FUNDS - 1.40%
	EQUITY FUND - 1.40%
3,000	SPDR DJ Wilshire REIT ETF	99,870
	TOTAL EXCHANGE TRADED FUNDS	99,870
	( Cost - $119,966)

	SHORT-TERM INVESTMENTS - 4.62%
329,742	Citi Dollars on Deposit, 0.05% +	329,742
	TOTAL SHORT-TERM INVESTMENTS	329,742
	( Cost - $329,742)

	TOTAL INVESTMENTS - 100.01%
	(Cost - $9,975,384)	7,133,776
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)	(571)
	NET ASSETS - 100.00%	$7,133,205

* Non-Income producing security.
+ Variable rate security. Interest rate shown is as of January 31, 2009.
At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 25,379
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(2,866,987)
Net unrealized depreciation		$ (2,841,608)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009
Shares			Value

	COMMON STOCK - 97.0%
	ADVERTISING - 0.1%
5,300	Groupe Aeroplan, Inc.		$ 37,532

	AEROSPACE - 0.3%
14,868	BAE Systems PLC		85,902
466	Finmeccanica SpA		7,296
			93,198
	AGRICULTURE - 1.0%
4,364	British American Tobacco PLC		119,103
681,000	Golden Agri-Resources, Ltd.		136,031
3,800	Swedish Match AB		51,702
			306,836
	AIRLINES - 1.3%
24,877	Air France-KLM		238,151
86,282	British Airways PLC		148,220
10,010	Qantas Airways, Ltd.		15,344
			401,715
	AUTO MANUFACTURERS - 3.4%
3,400	Bayerische Motoren Werke AG		55,751
3,000	Daihatsu Motor Co., Ltd.		25,300
25,752	Fiat SpA		125,491
17,000	Fuji Heavy Industries, Ltd.		49,007
30,000	Hino Motors, Ltd.		52,799
88,000	Isuzu Motors, Ltd.		102,181
56,000	Mazda Motor Corp.		86,838
32,500	Nissan Motor Co., Ltd.		97,936
11,365	Peugeot SA		192,411
12,788	Renault SA		246,593
7,077	Volvo AB		29,064
2,306	Volvo AB		9,271
			1,072,642
	AUTO PARTS & EQUIPMENT - 2.0%
6,600	Aisin Seiki Co., Ltd.		88,792
7,000	Denso Corp.		126,866
7,500	Exedy Corp.		85,682
57,541	GKN PLC		69,806
2,200	JTEKT Corp.		13,601
900	Magna International Inc.		24,811
9,000	NHK Spring Co., Ltd.		32,501
3,600	Tokai Rika Co., Ltd.		27,412
3,000	Toyoda Gosei Co., Ltd.		33,981
4,400	Toyota Boshoku Corp.		35,361
7,685	Valeo SA		85,573
			624,386

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	BEVERAGES - 0.5%
9,300	Asahi Breweries, Ltd.		$ 143,588

	BIOTECHNOLOGY - 0.2%
713	Novozymes A/S		56,723

	BUILDING MATERIALS - 1.0%
9,000	Asahi Glass Co., Ltd.		47,014
14,742	Boral, Ltd.		30,469
1,526	CRH PLC		35,874
40,277	Fletcher Building, Ltd.		113,862
11,186	Italcementi SpA		65,529
2,559	Italcementi SpA		23,928
95	Wienerberger AG		1,218
			317,894
	CHEMICALS - 2.4%
2,000	Asahi Kasei Corp.		8,184
29,764	Israel Chemicals, Ltd.		202,560
92,000	Kingboard Chemical Holdings, Ltd.		148,097
4,802	Koninklijke DSM NV		115,167
17,734	Makhteshim-Agan Industries, Ltd.		55,456
7,200	Methanex Corp.		54,471
33,000	Mitsui Chemicals, Inc.		94,886
10,900	Nova Chemicals Corp.		19,693
23,000	Ube Industries Ltd.		49,581
			748,095
	COAL - 0.3%
128,000	Yanzhou Coal Mining Co., Ltd.		83,151

	COMMERCIAL BANKS - 2.8%
45,725	Allied Irish Banks PLC		65,021
17,904	Anglo Irish Bank Corp PLC		4,979
24,803	Barclays PLC		36,335
9,235	Commerzbank AG		42,255
5,323	Deutsche Bank AG		137,473
11,200	DnB NOR ASA		38,059
41,244	Fortis		81,924
53,280	Governor & Co. of the Bank of Ireland		40,894
13,624	HSBC Holdings PLC		105,158
2,038	Hypo Real Estate Holding AG		3,291
4,640	Intesa Sanpaolo SpA		10,414
1,630	KBC Groep NV		29,559
49,362	Lloyds Banking Group PLC		63,971
37,210	Natixis		57,861
8,000	Nordea Bank AB		42,660

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	COMMERCIAL BANKS (CONTINUED) - 2.8%
1,860	OTP Bank Nyrt *		$ 18,390
173,489	Royal Bank of Scotland Group PLC		54,583
4,665	Skandinaviska Enskilda Banken AB		20,014
1,625	SNS Reaal		7,097
392	Swedbank AB		1,386
			861,324
	COMMERCIAL SERVICES - 0.1%
20,510	Northgate Plc		23,035

	COMPUTERS - 0.8%
4,700	Research In Motion, Ltd. *		258,038

	DISTRIBUTION/WHOLESALE - 0.8%
21,374	Inchcape Plc		11,556
8,000	ITOCHU Corp.		38,900
22,300	Sojitz Corp.		34,178
6,400	Toyota Tsusho Corp.		57,419
41,036	Wolseley PLC		100,963
			243,016
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
26,300	Aiful Corp.		56,985
35,609	Babcock & Brown Ltd.		7,359
2,861	Investec PLC		10,244
45,907	Irish Life & Permanent PLC		96,464
1,399	KBC Ancora		11,310
300	Onex Corp.		4,111
24,240	Takefuji Corp.		171,228
			357,701
	ELECTRIC - 4.1%
12,700	Centrais Eletricas Brasileiras SA		143,003
34,000	CLP Holdings, Ltd.		230,121
2,088	Contact Energy, Ltd.		7,216
10,100	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA		113,031
800	Hokuriku Electric Power Co.		22,861
25,000	HongKong Electric Holdings		146,423
29,749	National Grid PLC		275,984
1,600	Tohoku Electric Power Co., Inc.		41,211
600	TransAlta Corp.		10,792
12,449	Union Fenosa SA		280,395
			1,271,037

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	ELECTRICAL EQUIPMENT - 1.0%
4,300	Brother Industries, Ltd.		$ 27,821
12,900	Casio Computer Co., Ltd.		101,347
28,000	Mitsubishi Electric Corp.		128,545
3,639	Prysmian SpA		45,984
786	Zumtobel AG		6,565
			310,262
	ELECTRONICS - 1.1%
3,400	Advantest Corp.		45,918
200	Alps Electric Co., Ltd.		840
26,230	Laird PLC		33,177
8,000	Mitsumi Electric Co., Ltd.		103,961
59,000	NEC Corp.		157,353
			341,249
	ENGINEERING & CONSTRUCTION - 0.5%
8,600	Aker Solutions ASA		40,457
4,672	Aveng, Ltd.		11,942
886	Koninklijke Boskalis Westminster NV		17,888
8,400	Skanska AB		72,140
			142,427
	ENTERTAINMENT - 0.2%
22,927	Ladbrokes PLC		59,436

	FOOD - 3.9%
468	BIM Birlesik Magazalar AS		10,001
736	Casino Guichard Perrachon SA		34,439
696	Delhaize Group		44,764
11,414	Kesko OYJ		280,817
22,179	Koninklijke Ahold NV		266,166
1,300	Loblaw Cos., Ltd.		36,342
1,200	Metro, Inc.		37,853
12,000	Nippon Meat Packers, Inc.		151,235
10,500	Nisshin Seifun Group, Inc.		114,151
68,722	Parmalat SpA		110,804
2,671	Tate & Lyle PLC		12,715
2,588	Woolworths, Ltd.		45,081
5,000	Yamazaki Baking Co., Ltd.		67,461
			1,211,829
	FOREST PRODUCTS & PAPER - 0.4%
200,400	Lee & Man Paper Manufacturing, Ltd.		92,329
15,145	Mondi PLC		39,829
			132,158

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	GAS - 1.5%
107,555	Centrica PLC		$ 397,712
15,000	Hong Kong & China Gas Co., Ltd.		24,416
1,501	Korea Gas Corp. *		55,444
			477,572
	HAND/MACHINE TOOLS - 0.2%
26,000	Fuji Electric Holdings Co., Ltd.		30,994
1,600	Makita Corp.		29,107
			60,101
	HEALTHCARE-PRODUCTS - 1.4%
2,200	Hogy Medical Co., Ltd.		131,758
15,300	Nihon Kohden Corp.		285,600
59	Straumann Holding AG		9,026
300	Terumo Corp.		10,190
			436,574
	HEALTHCARE-SERVICES - 0.1%
5,700	MDS, Inc. *		43,491

	HOLDING COMPANIES-DIVERSIFIED - 1.1%
13,058	Drax Group PLC		104,398
1,646	GEA Group AG		19,054
126	Groupe Bruxelles Lambert SA		9,256
15,514	IFIL - Investments SpA		38,421
3,331	Istituto Finanziario Industriale SpA *		19,166
30,931	KOC Holding AS *		43,084
35,088	Tekfen Holding AS		56,672
1,251	Wendel		48,583
			338,634
	HOME BUILDERS - 0.6%
29,255	Persimmon PLC		121,534
223,743	Taylor Wimpey PLC		51,208
			172,742
	HOME FURNISHINGS - 0.1%
5,291	Electrolux AB		38,417

	INSURANCE - 2.8%
8,550	Aegon NV		44,753
94,098	Amlin PLC		518,632
643	AXA SA		10,135
35,242	ING Groep NV		291,103
			864,623
	INTERNET - 0.1%
3,230	LG Dacom Corp.		42,714

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	INVESTMENT COMPANIES - 0.6%
30,000	Cheung Kong Infrastructure Holdings, Ltd.		$ 112,134
4,856	Investor AB		56,751
30	Israel Corp., Ltd.		6,264
6,188	Man Group PLC		18,277
			193,426
	IRON/STEEL - 4.9%
9,095	ArcelorMittal		203,700
23,543	BlueScope Steel, Ltd.		51,791
8,200	Gerdau Ameristeel Corp.		47,156
19,000	Kobe Steel, Ltd.		28,380
5,400	Mechel		18,360
1,949	Novolipetsk Steel OJSC		16,547
35,146	OneSteel, Ltd.		52,959
2,733	Outokumpu OYJ		31,161
3,543	Rautaruukki OYJ		56,308
5,392	Salzgitter AG		391,072
2,647	Severstal		6,882
646,000	Shougang ConCord International Enterprises Co., Ltd.		66,041
9,308	Ssab Svenskt Stal AB		65,908
6,213	Ssab Svenskt Stal AB		41,165
24,000	Sumitomo Metal Industries, Ltd.		48,035
9,482	ThyssenKrupp AG		193,194
6,400	Tokyo Steel Manufacturing Co., Ltd.		62,749
6,453	Voestalpine AG		124,841
1,300	Yamato Kogyo Co., Ltd.		31,447
			1,537,696
	LEISURE TIME - 0.3%
5,005	Thomas Cook Group PLC		13,715
2,009	TUI AG		16,753
2,500	Yamaha Corp.		21,873
4,700	Yamaha Motor Co., Ltd.		44,099
			96,440
	LODGING - 0.0%
2,009	Intercontinental Hotels Group PLC		15,034

	MACHINERY-DIVERSIFIED - 0.6%
13,000	Amada Co., Ltd.		62,145
1,087	MAN AG		47,462
1,046	OC Oerlikon Corp. AG *		35,760
9,000	OKUMA Corp.		29,416
5,000	Sumitomo Heavy Industries, Ltd.		15,878
			190,661

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	MEDIA - 0.2%
5,461	ITV PLC		$ 2,173
892	Modern Times Group AB		15,313
12,044	ProSiebenSat.1 Media AG		26,404
1,300	Thomson Reuters Corp.		31,455
			75,345
	METAL FABRICATE - 0.4%
600	SKF AB		5,055
11,999	Tenaris SA		118,468
99	Vallourec		9,680
			133,203
	MINING - 4.7%
54,590	Alumina, Ltd.		38,374
8,145	Anglo American PLC		145,643
4,102	BHP Billiton, Ltd.		76,125
5,130	BHP Billiton PLC		85,306
46,500	Boliden AB		94,735
10,000	DOWA HOLDINGS Co., Ltd.		31,712
112	Eramet		17,698
5,704	Eurasian Natural Resources Corp.		25,907
900	First Quantum Minerals, Ltd.		15,817
88,769	Grupo Mexico SAB de CV		48,983
1,263	Inmet Mining Corp.		21,107
9,214	Kazakhmys PLC		29,204
18,443	KGHM Polska Miedz SA		157,709
17,600	Lundin Mining Corp. *		12,634
38,000	Mitsubishi Materials Corp.		94,690
20,840	MMC Norilsk Nickel		87,528
599,000	Mongolia Energy Co., Ltd. *		164,512
43,000	Teck Cominco, Ltd.		161,616
3,010	Umicore		56,002
6,000	Uranium One, Inc. *		8,856
12,382	Xstrata PLC		100,726
			1,474,884
	MISCELLANEOUS MANUFACTURING - 1.0%
5,441	Alfa Laval AB		38,253
11,400	Bombardier, Inc.		34,940
9,846	IMI Plc		37,812
6,000	Nikon Corp.		62,469
3,000	Olympus Corp.		48,171
809	Sulzer AG		40,189
14,786	Tomkins Plc		25,167
469	Wartsila Oyj		12,561
			299,562

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	OIL COMP-EXPLORATION & PRODUCTION - 1.7%
2,700	Addax Petroleum Corp. * **		$ -
332,000	CNOOC, Ltd.		285,718
200	CNOOC, Ltd. - ADR		17,208
76,915	Dragon Oil Plc *		175,991
3,162	Gazprom OAO		41,011
			519,928
	OIL COMP-INTEGRATED - 7.3%
1,451	BG Group PLC		19,781
100,052	BP PLC		704,905
120,000	China Petroleum & Chemical Corp.		64,687
38	LUKOIL - ADR		1,275
1,263	OMV AG		36,023
178,000	PetroChina Co., Ltd.		131,388
13,773	Royal Dutch Shell PLC - Cl A		341,309
40,586	Royal Dutch Shell PLC - Cl B		957,923
			2,257,291
	OIL REFINING & MARKETING - 1.8%
12,249	Caltex Australia, Ltd.		67,212
15,859	DCC Plc		235,171
54,500	Nippon Mining Holdings, Inc.		198,270
2,000	Nippon Oil Corp.		8,693
4,816	Tupras Turkiye Petrol Rafine		45,594
			554,940
	OIL & GAS SERVICES - 0.5%
5,281	Cie Generale de Geophysique-Veritas *		63,849
3,171	Technip SA		98,124
			161,973
	PHARMACEUTICALS - 18.6%
11,200	Astellas Pharma, Inc.		424,177
24,350	AstraZeneca PLC		933,103
25,100	Biovail Corp.		270,870
2,665	Celesio AG		57,084
5,100	Daiichi Sankyo Co., Ltd.		114,546
9,000	Dainippon Sumitomo Pharma Co., Ltd.		80,079
32,112	GlaxoSmithKline PLC		1,132,269
700	Hisamitsu Pharmaceutical Co., Inc.		25,993
1,000	kyowa Hakko Kirin Co., Ltd.		9,030
3,300	Mediceo Paltac Holdings Co., Ltd.		36,681
7,000	Mitsubishi Tanabe Pharma Corp.		103,591
4,452	Novartis AG		182,809
301	Novo Nordisk A/S		16,049
1,300	Ono Pharmaceutical Co., Ltd.		68,570
3,693	Orion Oyj		63,686

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	PHARMACEUTICALS (CONTINUED) - 18.6%
1,793	Roche Holding AG		$ 251,536
18,299	Sanofi-Aventis SA		1,030,074
1,600	Santen Pharmaceutical Co., Ltd.		51,534
10,000	Shionogi & Co., Ltd.		214,328
9,600	Takeda Pharmaceutical Co., Ltd.		449,965
3,342	Teva Pharmaceutical Industries, Ltd.		138,193
4,234	UCB SA		131,650
			5,785,817
	REAL ESTATE - 0.7%
9,900	Brookfield Properties Corp.		52,460
72,000	Chinese Estates Holdings, Ltd.		88,246
30,000	Hysan Development Co., Ltd.		48,657
21,000	Keppel Land, Ltd.		19,040
2,500	Leopalace21 Corp.		21,100
			229,503
	RETAIL-APPAREL - 0.3%
6,169	Next PLC		104,215

	RETAIL-BUILDING PRODUCTS - 0.1%
8,894	Kingfisher PLC		17,721

	RETAIL-CONVENIENCE STORE - 1.0%
4,400	FamilyMart Co., Ltd.		160,750
2,800	Lawson, Inc.		138,410
			299,160
	RETAIL-DISCOUNT - 0.3%
2,500	Canadian Tire Corp., Ltd.		81,703

	RETAIL-DRUG STORE - 0.6%
4,700	Shoppers Drug Mart Corp.		171,116

	RETAIL-MAJOR DEPARTMENT STORE - 0.8%
88,358	Home Retail Group PLC		260,983

	RETAIL-MISC/DIVERSIFIED - 1.8%
17,300	Seven & I Holdings Co., Ltd.		461,465
2,000	UNY Co., Ltd.		16,629
6,944	Wesfarmers, Ltd.		67,554
1,458	Wesfarmers, Ltd.		14,119
			559,767

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	RETAIL-PUBS - 0.2%
39,979	Enterprise Inns Plc		$ 27,791
1,745	Mitchells & Butlers PLC		4,652
51,316	Punch Taverns PLC		32,328
			64,771
	SEMICONDUCTORS - 0.6%
6,700	ASM Pacific Technology, Ltd.		20,407
7,300	Elpida Memory, Inc. *		51,450
57,682	Infineon Technologies AG *		51,453
4,300	NEC Electronics Corp. *		29,796
5,100	Shinko Electric Industries Co., Ltd.		43,058
			196,164
	SHIPBUILDING - 1.4%
80,000	Cosco Corp. Singapore, Ltd.		40,734
1,110	Hanjin Heavy Industries & Construction Co., Ltd.		24,008
1,462	Hyundai Heavy Industries		206,048
1,152	Hyundai Mipo Dockyard		130,169
1,280	Samsung Heavy Industries Co., Ltd.		24,396
			425,355
	SOFTWARE - 1.6%
22,036	Check Point Software Technologies *		499,556

	TELECOMMUNICATIONS - 6.1%
19,169	Alcatel-Lucent *		37,664
4,139	Belgacom SA		144,525
32,587	Bezeq Israeli Telecommunication Corp., Ltd.		48,212
5,800	Brasil Telecom Participacoes SA		149,166
15,900	Brasil Telecom SA		81,305
8,391	BT Group PLC		12,655
3,981	Cellcom Israel, Ltd.		84,318
16,000	Foxconn International Holdings, Ltd. *		5,853
1,302	Millicom International Cellular SA		50,560
1,600	Mobile Telesystems OJSC		34,080
142	Mobistar SA		10,430
2,000	Nippon Telegraph & Telephone Corp.		96,891
32,985	Option NV *		75,755
4,710	Partner Communications		72,440
1,300	Tele Norte Leste Participacoes SA		16,059
128,931	Telecom Corp. of New Zealand, Ltd.		172,846
9,549	Telecom Italia SpA		11,743
59,622	Telefonaktiebolaget LM Ericsson		473,140
27,279	Telekomunikacja Polska SA		154,185
5,400	Telenor ASA		35,309
47,258	Turk Telekomunikasyon AS *		121,465
			1,888,601

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	TRANSPORTATION - 1.0%
32,433	Asciano Group		$ 22,276
1,600	Canadian National Railway Co.,		55,555
1,260	Frontline, Ltd.		36,289
3,000	Kawasaki Kisen Kaisha, Ltd.		11,157
1,029	Korea Line Corp.		47,331
89,000	Neptune Orient Lines, Ltd.		64,843
16,500	Orient Overseas International, Ltd.		38,845
72,000	Pacific Basin Shipping, Ltd.		36,915
			313,211
	VENTURE CAPITAL - 0.2%
23,764	3i Group PLC		77,510

	WATER - 0.4%
2,000	Cia de Saneamento Basico do Estado de Sao Paulo		21,608
13,408	United Utilities Group PLC		104,168
			125,776

	TOTAL COMMON STOCK	( Cost - $45,469,078)	30,183,452

	SHORT-TERM INVESTMENTS - 3.0%
937,434	Citi Dollars on Deposit, 0.05% +		937,434

	TOTAL SHORT-TERM INVESTMENTS	( Cost - $937,434)	937,434

	COMMON STOCK RIGHTS - 0.0%
6,722	Fortis - Rights *		0

	TOTAL COMMON STOCK RIGHTS	( Cost - $0)	0

	TOTAL INVESTMENTS - 100.0%	( Cost - $46,406,512)	$ 31,120,886
	OTHER ASSETS LESS LIABILITIES - 0.0%		7,266
	NET ASSETS - 100%		$ 31,128,152

* Non-Income producing security.

**  144A- Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

+ Variable rate security. Interest rate shown is as of January 31, 2009.

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 462,042
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(15,747,668)
Net unrealized depreciation			$ (15,285,626)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009
Shares			Value

	COMMON STOCK - 94.3%
	AUTO PARTS & EQUIPMENT - 0.6%
5,300	Autoliv, Inc.		$ 97,467

	BUILDING MATERIALS - 0.7%
22,745	LSI Industries, Inc.		103,490

	CHEMICALS - 0.5%
19,500	Ferro Corp.		77,220

	COMMERCIAL BANKS - 7.3%
23,300	Central Pacific Financial Corp.		157,042
21,400	First Niagara Financial Group, Inc.		279,484
13,395	PacWest Bancorp.		226,509
6,825	Westamerica Bancorp.		291,632
11,800	Wintrust Financial Corp.		157,766
			1,112,433
	COMMERCIAL SERVICES - 5.0%
6,600	Brink's Co.		174,438
20,270	CDI Corp.		217,294
32,380	Ennis, Inc.		362,332
			754,064
	DISTRIBUTION WHOLESALES - 3.4%
12,925	Owens & Minor, Inc.		514,027

	ELECTRIC - 1.3%
7,650	UIL Holdings Corp.		202,190

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.0%
30,170	Belden, Inc.		394,020
4,114	Bel Fuse, Inc.		62,697
			456,717
	ELECTRONICS - 2.4%
16,200	Park Electrochemical Corp.		284,310
36,910	Technitrol, Inc.		81,202
			365,512
	ENGINEERING & CONSTRUCTION - 1.5%
20,200	Chicago Bridge & Iron Co NV		227,452

	ENVIRONMENTAL CONTROL - 0.8%
25,500	EnergySolutions, Inc.		114,495

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	FINANCE - 3.6%
13,610	Cash America International, Inc.		$ 248,791
20,262	SWS Group, Inc.		296,838
			545,629
	GAS - 5.1%
7,160	Northwest Natural Gas Co.		307,450
12,345	South Jersey Industries, Inc.		460,469
			767,919
	HEALTHCARE PRODUCTS - 6.2%
9,250	Cooper Cos., Inc.		175,473
14,840	Meridian Bioscience, Inc.		315,498
16,950	STERIS Corp.		450,870
			941,841
	HOUSEHOLD PRODUCTS - 5.9%
8,055	Lancaster Colony Corp.		293,283
10,500	Toro Co.		310,905
13,950	Tupperware Brands Corp.		286,812
			891,000
	INDUSTRIAL - 1.8%
6,695	Lincoln Electric Holdings, Inc.		275,633

	INSURANCE - 10.6%
57,800	American Equity Investment Life Holding Co.		386,682
24,475	Assured Guaranty, Ltd.		186,744
20,260	Max Capital Group, Ltd.		344,623
15,515	Platinum Underwriters Holdings, Ltd.		431,472
7,350	Safety Insurance Group, Inc.		257,397
			1,606,918
	MACHINERY - 1.1%
6,385	Albany International Corp.		63,914
13,255	Sauer-Danfoss, Inc.		99,943
			163,857
	METAL FABRICATION - 1.0%
14,800	Worthington Industries, Inc.		148,888

	MISCELLANEOUS MANUFACTURING - 1.1%
7,600	Ceradyne, Inc. *		173,432

	OFFICE FURNISHINGS - 1.6%
35,250	Knoll, Inc.		240,405

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	OIL & GAS - 3.5%
13,190	Holly Corp.		$ 308,250
4,600	St Mary Land & Exploration Co.		89,010
3,300	Tidewater, Inc.		137,313
			534,573
	PACKAGING & CONTAINERS - 0.6%
16,700	Temple-Inland, Inc.		94,689

	REITS-APARTMENTS - 2.5%
10,900	American Campus Communities, Inc.		232,933
18,775	Associated Estates Realty Corp.		139,311
			372,244
	REITS-HOTELS - 0.6%
23,300	DiamondRock Hospitality Co.		95,530

	REITS-MORTGAGE - 3.2%
85,055	MFA Financial, Inc.		487,365

	REITS-OFFICE PROPERTY - 1.0%
10,530	Parkway Properties, Inc.		157,108

	RENTAL & LEASING SERVICES - 1.2%
8,170	Aaron Rents, Inc.		178,596

	RETAIL-APPAREL - 3.7%
12,600	Brown Shoe Co., Inc.		59,094
27,000	Foot Locker, Inc.		198,720
41,912	Stage Stores, Inc.		299,671
			557,485
	RETAIL-CONVENIENCE STORE - 3.1%
22,125	Casey's General Stores, Inc.		470,156

	RETAIL-JEWELRY STORE - 1.1%
21,490	Movado Group, Inc.		165,043

	RETAIL-RESTAURANT/SPECIALTY - 2.4%
20,590	Bob Evans Farms, Inc.		361,560

	SEMICONDUCTOR EQUIPMENT - 1.2%
18,250	Cohu, Inc.		182,135

	SOFTWARE - 1.1%
14,800	Blackbaud, Inc.		164,724

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	TELECOMMUNICATIONS - 2.7%
26,625	Adtran, Inc.		$ 403,369

	TRANSPORTATION - 1.9%
7,700	Arkansas Best Corp.		180,103
12,600	Pacer International, Inc.		108,360
			288,463

	TOTAL COMMON STOCK	( Cost - $22,586,983)	14,120,197

	SHORT-TERM INVESTMENTS - 5.7%
858,661	Citi Dollars on Deposit, 0.05% +		858,661

	TOTAL SHORT-TERM INVESTMENTS	( Cost - $858,661)	858,661

	TOTAL INVESTMENTS - 100.0%	( Cost - $23,445,644)	$ 14,978,858
	OTHER ASSETS LESS LIABILITIES - 0.0%		174,111
	NET ASSETS - 100%		$ 15,152,969

* Non-Income producing security.
+ Variable rate security. Interest rate shown is as of January 31, 2009.

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 332,374
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(8,625,728)
Net unrealized depreciation			$ (8,293,354)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Dunham Large Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value

	COMMON STOCK - 96.51%
	AEROSPACE/DEFENSE - 2.45%
20,223	Raytheon Co.	$ 1,023,688

	APPAREL - 1.76%
16,205	Nike, Inc.	733,276

	BIOTECHNOLOGY - 9.13%
14,746	Amgen, Inc. *	808,818
18,404	Celgene Corp. *	974,492
8,225	Genentech, Inc. *	668,199
26,863	Gilead Sciences, Inc. *	1,363,835
		3,815,344
	CHEMICALS - 3.47%
8,348	Monsanto Co.	634,949
5,776	Potash Corp of Saskatchewan	432,391
6,150	Praxair, Inc.	382,899
		1,450,239
	COMMERCIAL SERVICES - 4.70%
12,434	Apollo Group, Inc. *	1,012,874
14,515	Automatic Data Processing, Inc.	527,330
3,127	Mastercard, Inc.	424,584
		1,964,788
	COMPUTERS - 10.09%
18,316	Accenture, Ltd.	578,053
15,368	Affiliated Computer Services, Inc. *	704,776
36,882	Hewlett-Packard Co.	1,281,650
18,009	International Business Machines Corp.	1,650,525
		4,215,004
	COSMETICS/PERSONAL CARE - 2.09%
16,029	Procter & Gamble Co.	873,581

	DISTRIBUTION/WHOLESALE - 0.91%
5,224	WW Grainger, Inc.	381,091

	DIVERSIFIED FINAN SERV - 0.99%
30,405	Charles Schwab Corp.	413,204

	ELECTRONICS - 1.28%
21,447	FLIR Systems, Inc. *	535,532

	ENVIRONMENTAL CONTROL - 0.61%
9,790	Republic Services, Inc.	253,169

	Dunham Large Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value

	FOOD - 5.11%
19,216	Campbell Soup Co.	$ 583,590
13,389	General Mills, Inc.	791,959
33,807	Kroger Co.	760,658
		2,136,207
	HEALTHCARE-PRODUCTS - 5.27%
12,321	Baxter International, Inc.	722,627
8,018	CR Bard, Inc.	686,100
13,719	Johnson & Johnson	791,449
		2,200,176
	INSURANCE - 1.65%
18,598	AON Corp.	689,056

	INTERNET - 1.47%
20,158	McAfee, Inc. *	614,617

	MEDIA - 2.12%
40,388	Directv Group, Inc. *	884,497

	OIL&GAS - 6.69%
4,105	Devon Energy Corp.	252,868
6,350	EOG Resources, Inc.	430,339
7,216	Hess Corp.	401,282
12,565	Occidental Petroleum Corp.	685,421
32,391	Southwestern Energy Co. *	1,025,175
		2,795,085
	OIL&GAS SERVICES - 2.13%
15,988	Cameron International Corp. *	370,282
19,587	National Oilwell Varco, Inc . *	517,880
		888,162
	PHARMACEUTICALS - 11.68%
25,298	Abbott Laboratories	1,402,521
51,789	Bristol-Myers Squibb, Co.	1,108,802
12,784	Cephalon, Inc. *	986,669
30,841	Medco Health Solutions, Inc. *	1,385,686
		4,883,679
	RETAIL - 11.21%
4,362	AutoZone, Inc. *	579,666
12,106	Costco Wholesale Corp.	545,133
28,115	McDonald's Corp.	1,631,232
26,374	Wal-Mart Stores, Inc.	1,242,743
23,925	Yum! Brands, Inc.	684,734
		4,683,508
	SAVINGS&LOANS - 0.40%
14,351	Hudson City Bancorp, Inc.	166,472

	Dunham Large Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value

	SOFTWARE - 5.55%
20,081	BMC Software, Inc. *	$ 508,652
29,326	Computer Associates, Inc.	527,575
76,367	Oracle Corp. *	1,285,257
		2,321,483
	TELECOMMUNICATIONS - 2.42%
9,877	Harris Corp.	427,575
16,938	Qualcomm, Inc.	585,208
		1,012,783
	TRANSPORTATION - 3.33%
17,804	CH Robinson Worldwide, Inc.	818,628
20,583	Expeditors International of Washington, Inc.	572,413
		1,391,041

	TOTAL COMMON STOCK	40,325,682
	( Cost - $42,684,707)

	SHORT-TERM INVESTMENTS - 4.34%
1,814,511	Citi Dollars on Deposit, 0.05% +	1,814,511

	TOTAL SHORT-TERM INVESTMENTS	1,814,511
	( Cost - $1,814,511)

	TOTAL INVESTMENTS - 100.90%
	( Cost - $44,499,218)	42,140,192
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.90%)	(355,589)
	NET ASSETS - 100.00%	$41,784,603

* Non-Income producing security.
+ Variable rate security. Interest rate shown is as of January 31, 2009.

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 958,070
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(3,317,096)
Net unrealized depreciation		$ (2,359,026)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value
	COMMON STOCK - 98.63%

	AGRICULTURAL CHEMICALS - 0.85%
8,655	Intrepid Potash, Inc. *	$ 176,389

	AIRLINES - 0.75%
4,359	Allegiant Travel Co. *	155,878

	APPAREL - 1.62%
2,935	Coach, Inc. *	42,851
2,673	Deckers Outdoor Corp. *	139,638
8,232	Under Armour, Inc . *	152,292
		334,781
	BANKS - 0.91%
950	Northern Trust Corp.	54,644
8,997	Zions Bancorporation	134,235
		188,879
	BIOTECHNOLOGY - 3.34%
25,458	RTI Biologics, Inc. *	62,372
16,851	Sequenom, Inc. *	373,418
3,750	United Therapeutics Corp. *	254,813
		690,603
	CHEMICALS - 1.61%
2,934	Airgas, Inc.	103,600
1,650	FMC Corp.	73,623
1,256	Praxair, Inc.	78,199
2,163	Sigma Aldrich Corp.	78,041
		333,463
	COMMERCIAL SERVICES - 17.51%
5,015	American Public Education *	196,387
2,165	Apollo Group, Inc. *	176,361
4,958	Bankrate, Inc. *	165,399
5,301	Capella Education Co. *	293,304
10,543	Corinthian Colleges, Inc. *	196,943
1,854	FTI Consulting, Inc. *	76,033
1,630	Global Payments, Inc.	56,577
11,271	Grand Canyon Education, Inc. *	195,326
3,054	Hewitt Associates, Inc. *	86,673
5,946	HMS Holdings Corp. *	184,029
3,423	Iron Mountain, Inc. *	70,035
1,676	ITT Educational Services, Inc. *	205,327
9,503	K12, Inc. *	151,763
563	Mastercard, Inc.	76,444
4,275	MAXIMUS, Inc.	158,859
6,198	Monro Muffler, Inc.	150,425
18,583	Parexel International Corp. *	183,786
1,948	Paychex, Inc.	47,317
2,251	Pharmaceutical Product Development, Inc.	53,776
26,703	SuccessFactors, Inc. *	179,711

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value
	COMMERCIAL SERVICES (CONTINUED) - 17.51%
17,827	TNS, Inc. *	$ 147,429
9,021	Universal Technical Institute, Inc. *	158,138
10,746	VistaPrint, Ltd. *	246,083
3,430	Watson Wyatt Worldwide, Inc.	159,495
		3,615,620
	COMPUTERS - 4.27%
1,841	Affiliated Computer Services, Inc. *	84,428
4,574	CACI International, Inc. *	206,516
3,954	Cognizant Technology Solutions Corp. *	74,058
8,579	Data Domain, Inc. *	111,699
4,286	NCR Corp. *	53,789
21,821	Ness Technologies, Inc. *	86,629
17,425	Netezza Corp. *	105,770
6,707	Synaptics, Inc. *	158,084
		880,973
	COSMETICS/PERSONAL CARE - 0.28%
2,810	Avon Products, Inc.	57,465

	DISTRIBUTION/WHOLESALE - 0.35%
6,247	LKQ Corp. *	72,153

	DIVERSIFIED FINANANCIAL SERVICES - 0.92%
325	CME Group, Inc.	56,521
15,267	Janus Capital Group, Inc.	80,152
4,749	TD Ameritrade Holding Corp. *	53,379
		190,052
	ELECTRONICS - 2.11%
12,811	Cogent, Inc. *	149,120
1,935	Thermo Fisher Scientific, Inc. *	69,525
6,871	Thomas & Betts Corp. *	146,971
1,960	Waters Corp. *	70,893
		436,509
	ENGINEERING & CONSTRUCTION - 0.84%
9,659	Sterling Construction Co, Inc. *	173,089

	ENVIRONMENTAL CONTROL - 1.69%
3,474	Clean Harbors, Inc. *	185,894
7,020	Tetra Tech, Inc. *	163,075
		348,969
	FOOD - 1.53%
12,014	Chiquita Brands International, Inc. *	167,956
14,342	Whole Foods Market, Inc.	147,006
		314,962
	HAND/MACHINE TOOLS - 0.63%
8,128	Kennametal, Inc.	130,373

	HEALTHCARE-PRODUCTS - 5.40%
1,315	Becton Dickinson and Co.	95,561

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value
	HEALTHCARE-PRODUCTS (CONTINUED) - 5.40%
7,839	CardioNet, Inc. *	$ 177,789
1,154	CR Bard, Inc.	98,748
5,061	Hologic, Inc. *	59,669
6,761	Immucor, Inc. *	187,347
7,443	Meridian Bioscience, Inc.	158,238
11,385	Merit Medical Systems, Inc. *	175,215
6,143	STERIS Corp.	163,404
		1,115,971
	HEALTHCARE-SERVICES - 7.77%
1,936	Aetna, Inc.	60,016
7,808	Air Methods Corp. *	152,256
3,685	Amedisys, Inc. *	151,933
5,550	AMERIGROUP Corp. *	155,234
8,132	Centene Corp. *	144,180
5,805	Genoptix, Inc. *	196,790
9,396	Gentiva Health Services, Inc. *	237,531
7,536	ICON PLC *	151,474
15,569	IPC The Hospitalist Co, Inc. *	297,991
955	Laboratory Corp of America Holdings *	56,536
		1,603,941
	INSURANCE - 0.22%
1,254	AON Corp.	46,461

	INTERNET - 5.35%
13,762	ComScore, Inc. *	173,539
11,954	Constant Contact, Inc. *	182,538
2,484	Equinix, Inc. *	132,521
14,038	NetFlix, Inc. *	507,333
1,640	Priceline.com, Inc. *	110,028
		1,105,959
	LEISURE TIME - 0.62%
8,594	Life Time Fitness, Inc. *	127,277

	MACHINERY-DIVERSIFIED - 1.87%
2,362	Cummins, Inc.	56,641
1,697	Flowserve Corp.	90,467
8,386	Robbins & Myers, Inc.	144,994
3,164	Wabtec Corp.	94,699
		386,801
	MEDIA - 0.83%
4,840	John Wiley & Sons, Inc.	171,481

	MEDICAL INSTRUMENTS - 1.47%
5,839	Boston Scientific Corp. *	51,792
1,746	Edwards Lifesciences Corp. *	100,378
5,208	Thoratec Corp. *	150,876
		303,046

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value
	METAL - 0.74%
6,913	CIRCOR International, Inc.	$ 153,814

	MISCELLANEOUS MANUFACTURING - 2.07%
17,357	Colfax Corp. *	158,296
1,382	Danaher Corp.	77,295
1,150	Eaton Corp.	50,623
2,626	Pall Corp.	68,460
1,931	Parker Hannifin Corp.	73,784
		428,458
	OIL & GAS - 2.45%
2,953	Continental Resources, Inc. *	61,039
1,890	Forest Oil Corp. *	28,350
6,167	GMX Resources, Inc. *	139,806
2,292	Southwestern Energy Co. *	72,542
1,664	Ultra Petroleum Corp. *	59,621
5,005	Whiting Petroleum Corp. *	145,145
		506,503
	OIL & GAS SERVICES - 0.93%
2,464	Core Laboratories N.V.	165,556
2,414	Weatherford Innternational, Ltd. *	26,626
		192,182

	PHARMACEUTICALS - 0.67%
758	Cephalon, Inc. *	58,502
1,502	Express Scripts, Inc. *	80,748
		139,250
	RETAIL - AUTOMOTIVE - 1.29%
2,046	Advance Auto Parts, Inc.	66,966
586	AutoZone, Inc. *	77,874
4,204	O'Reilly Automotive, Inc. *	122,210
		267,050
	RETAIL - APPAREL - 1.39%
14,836	American Eagle Outfitters, Inc.	133,672
12,688	Lululemon Athletica, Inc. *	86,278
4,287	Urban Outfitters, Inc. *	66,791
		286,741
	RETAIL - BEDDING - 0.25%
2,192	Bed Bath & Beyond, Inc. *	50,920

	RETAIL - COMPUTER EQUIPMENT - 0.54%
4,474	GameStop Corp. *	110,866

	RETAIL - CONSUMER ELECTRONICS - 0.27%
2,002	Best Buy, Inc.	56,096

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value
	RETAIL - DISCOUNT - 1.16%
9,455	Big Lots, Inc. *	$ 127,170
2,629	Dollar Tree, Inc. *	112,285
		239,455
	RETAIL - PAWN SHOPS - 0.71%
10,798	Ezcorp, Inc. *	146,529

	RETAIL - PERFUME & COSMETICS - 0.69%
24,464	Ulta Salon Cosmetics & Fragrance, Inc. *	142,625

	RETAIL - RESTAURANTS/SPECIALTY- 4.44%
5,239	Buffalo Wild Wings, Inc. *	117,668
4,407	Burger King Holdings, Inc.	98,056
29,099	Einstein Noah Restaurant Group, Inc. *	201,365
8,457	PF Chang's China Bistro, Inc. *	149,943
13,929	Red Robin Gourmet Burgers, Inc. *	169,655
23,749	Texas Roadhouse, Inc. *	181,205
		917,892
	RETAIL - SPORTING GOODS - .22%
4,096	Dick's Sporting Goods, Inc. *	45,097

	SAVINGS & LOANS - 2.03%
11,459	Dime Community Bancshares	115,163
12,124	New York Community Bancorp, Inc.	160,643
13,075	New Alliance Bancshares, Inc.	143,694
		419,500
	SEMICONDUCTORS - 0.65%
5,668	Maxim Integrated Products, Inc.	74,988
3,094	Microchip Technology, Inc.	58,693
		133,681
	SOFTWARE - 4.56%
7,416	Activision Blizzard, Inc. *	64,964
18,837	Ariba, Inc. *	143,915
7,550	ATHENAHEALTH, INC. *	272,404
2,336	Citrix Systems, Inc. *	49,149
1,978	Dun & Bradstreet Corp.	150,328
12,128	MSCI, Inc. *	210,542
2,401	Vmware, Inc. *	49,701
		941,003
	TELECOMMUNICATIONS - 3.04%
11,664	Atheros Communications, Inc. *	140,085
10,312	Cbeyond, Inc. *	162,311
16,865	Netgear, Inc. *	187,539
7,219	Nice Systems, Ltd. *	138,533
		628,468
	TEXTILES - 1.20%
5,489	Cintas Corp.	124,875
4,704	Unifirst Corp/MA	123,433
		248,308

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value
	TOYS - 0.74%
5,553	Marvel Entertainment, Inc. *	$ 152,763

	TRANSPORTATION - 5.80%
1,471	CH Robinson Worldwide, Inc.	67,637
5,773	Con-way, Inc.	127,179
1,627	CSX Corp.	47,118
3,714	Expeditors International of Washington, Inc.	103,286
7,016	Forward Air Corp.	142,144
6,897	HUB Group, Inc. *	156,562
3,743	JB Hunt Transport Services, Inc.	83,357
11,475	Knight Transportation, Inc.	153,077
5,194	Landstar System, Inc.	186,309
12,237	UTI Worldwide, Inc.	134,118
		1,200,787

	TOTAL COMMON STOCK	20,369,073
	(Cost - $23,960,041)

	SHORT-TERM INVESTMENTS - 3.10%
635,260	Citi Dollars on Deposit, 0.05% +	635,260
	TOTAL SHORT-TERM INVESTMENTS	635,260
	(Cost - $635,260)

	TOTAL INVESTMENTS - 101.70%
	(Cost - $24,595,301)	$21,004,332
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.70%)	(351,390)
	NET ASSETS - 100.00%	$20,652,942

* Non-Income producing security.
+ Variable rate security. Interest rate shown is as of January 31, 2009.

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 1,034,973
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(4,625,942)
Net unrealized depreciation		$ (3,590,969)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009
Shares			Value

	COMMON STOCK - 84.0%
	AGRICULTURE - 1.1%
650,000	Bisi International PT *		$ 118,509

	AUTO PARTS & EQUIPMENT - 1.8%
4,000	Hyundai Mobis		186,254

	BANKS - 4.8%
10,000	Bank of Georgia - GDR *		38,500
2,400	Credicorp, Ltd.		99,120
37,000	Halyk Savings Bank of Kazakhstan Reg S - GDR		86,950
196,000	Sberbank ^		92,120
12,000	Standard Bank Group, Ltd.		82,512
75,000	Turkiye Garanti Bankasi A.S. *		102,612
			501,814
	CHEMICALS - 1.9%
19,000	Ecopro Co., Ltd. *		67,348
30,500	FINETEC Corp. *		94,280
6,000	Uralkali - GDR *		37,680
			199,308
	COAL PRODUCERS - 1.0%
135,000	Hidili Industry International Development, Ltd.		44,192
85,000	Yanzhou Coal Mining Co., Ltd.		55,218
			99,410
	COMMERCIAL SERVICES - 4.2%
37,600	Anhanguera Educacional Participacoes SA		197,448
5,000	Chungdahm Learning Inc.		103,630
39,200	Localiza Rent A CAR S.A.		138,358
			439,436
	COMPUTER SYSTEMS - 2.1%
7,000	HTC Corp.		66,422
666,000	Ju Teng International Holdings, Ltd. *		157,499
			223,921
	COSMETICS/PERSONAL CARE - 0.0%
19,000	Natural Beauty Bio-Technology, Ltd.		2,758

	DISTRIBUTION/WHOLESALE - 0.2%
623,269	Dreamgate Corp. Bhd		25,552

	DIVERSIFIED FINANANCIAL SERVICES - 1.5%
55,000	International Personal Finance Plc		100,672
1,609,000	Rexcapital Financial Holdings, Ltd. *		54,204
			154,876
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	ELECTRICAL COMPONENTS - 1.0%
3,595,000	China Power New Energy Development Co., Ltd. *		$ 101,341

	ELECTRIC UTILITY - 1.0%
128,750	Fortune Electric Co., Ltd.		109,983

	ELECTRONICS - 1.6%
109,168	Chroma ATE, Inc.		58,005
98,600	Lumax International Corp., Ltd.		105,669
			163,674
	ENGINEERING & CONSTRUCTION - 1.1%
2,510,000	PYI Corp., Ltd. *		110,843

	ENVIRONMENTAL CONTROL - 3.5%
225,000	China Ecotek Corp.		210,408
490,000	Sino-Environment Technology Group, Ltd. *		154,093
			364,501
	FOOD - 2.7%
5,000	BIM Birlesik Magazalar AS		106,847
1,000,000	China Lifestyle Food and Beverages Group, Ltd. ^		52,434
24,000	Spar Group, Ltd.		128,480
			287,761
	FOREST PRODUCTS & PAPER - 0.1%
42,300	Kazakhstan Kagazy PLC - GDR * **		11,421
7,000	Kazakhstan Kagazy PLC - GDR - Regs *		1,890
			13,311
	HAND/MACHINE TOOLS - 1.0%
164,850	Awea Mechantronic Co., Ltd.		104,140

	HOLDING COMPANIES-DIVERSIFIED - 2.1%
624,000	Beijing Development HK, Ltd.		77,997
10,718	Bidvest Group, Ltd.		104,144
25,600	Tekfen Holding A.S.		41,347
			223,488
	HOME BUILDERS - 0.7%
71,000	Corp GEO SAB de CV *		78,307

	INTERNET - 3.7%
1,300	Baidu, Inc. - ADR *		167,401
36,000	Tencent Holdings, Ltd.		219,958
			387,359
	IRON/STEEL - 0.2%
53,000	Gloria Material Technology Corp.		17,392

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	LODGING - 0.6%
6,000	Chagala Group, Ltd. - GDR *^		$ 5,400
17,500	Queenco Leisure International, Ltd.		57,976
			63,376
	MACHINERY-DIVERSIFIED - 2.4%
214,000	CB Industrial Product Holding Bhd		101,782
6,465	Hyunjin Materials Co., Ltd. *		146,684
			248,466
	MEDIA - 4.5%
4,000	Central European Media Enterprises, Ltd. *		39,440
12,000	Naspers, Ltd. - Cl. N		182,983
801,900	Qin Jia Yuan Media Services Co., Ltd.		147,038
8,000	Woongjin Thinkbig Co., Ltd.		97,271
			466,732
	METAL PROCESSING - 6.6%
2,190,000	KNM Group Bhd		258,699
4,454	Taewoong Co., Ltd.		287,793
7,151	TK Corp. *		140,211
			686,703
	MINING - 3.5%
1,050,000	China Rare Earth Holdings, Ltd.		95,044
19,524	Cia Vale do Rio Doce - Pref. ADR		235,389
8,000	Eurasian Natural Resources Corp.		36,335
			366,768
	MISCELLANEOUS MANUFACTURING - 0.0%
244,000	Peace Mark Holdings, Ltd. * ^		0

	OIL & GAS - 9.1%
16,500	Gazprom OAO - ADR		214,005
27,000	KazMunaiGas Exploration Production - GDR		337,699
6,100	LUKOIL - ADR		204,655
7,748	Petroleo Brasileiro S.A. - ADR		202,998
			959,357
	PHARMACEUTICAL DISTRIBUTOR - 0.6%
18,700	Cremer SA		65,519

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	REAL ESTATE - 9.2%
30,000	BR Malls Participacoes SA *		$ 139,460
335,000	China Properties Group, Ltd.		50,298
148,500	Hirco PLC *		158,266
8,100	IRSA Inversiones y Representaciones SA - GDR *		28,755
5,750,000	Megaworld Corp.		68,627
19,000	Rodobens Negocios Imobiliarios SA		63,872
70,000	Shimao Property Holdings, Ltd.		44,978
15,300	Sistema-Hals - GDR *		3,825
295,000	Soho China, Ltd.		105,498
1,224,600	Tian An China Investments Co., Ltd.		299,994
			963,573
	REITS - 0.5%
55,000	Sinpas Gayrimenkul Yatirim Ortakligi AS *		47,473

	RETAIL-APPAREL - 2.0%
61,500	Ports Design, Ltd.		62,195
171,500	Stella International Holdings, Ltd.		148,398
			210,593
	RETAIL-AUTOMOBILE - 0.8%
71,000	PT Astra International Tbk ^		79,821

	RETAIL-DEPARTMENT STORE - 1.7%
140,000	Golden Eagle Retail Group, Ltd.		74,531
3,495,000	Mitra Adiperkasa Tbk PT ^		106,641
			181,172
	RETAIL-HYPERMARKETS - 1.3%
10,000	Magnit OAO * ^		138,178

	RETAIL-SPORTING GOODS - 0.8%
290,000	China Dongxiang Group, Co.		83,634

	SEMICONDUCTORS - 0.5%
92,555	MPI Corp.		55,589

	SHIPBUILDING - 0.1%
60,000	Coastal Contracts Bhd		15,249

	TELECOMMUNICATIONS - 1.0%
3,500	America Movil SAB de CV - ADR		99,785

	TEXTILES - 1.3%
45,300	Cia Hering		136,490

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	TRANSPORTATION - 0.2%
11,064	Ultrapetrol (Bahamas), Ltd. *		$ 25,226

	TOTAL COMMON STOCK	( Cost - $17,173,508)	8,807,642

	SHORT-TERM INVESTMENTS - 13.4%
1,409,745	Citi Dollars on Deposit, 0.05% +		1,409,745

	TOTAL SHORT-TERM INVESTMENTS	( Cost - $1,409,745)	1,409,745

	WARRANTS - 0.0%
226,666	PYI Corp. Ltd. *		351
31,600	Tian An China Investments Co., Ltd. *		81
			432

	TOTAL WARRANTS	( Cost - $0)	432

	RIGHTS - 0.0%
456	Anhanguera Educacional Participacoes SA *		0

	TOTAL RIGHTS	( Cost - $4,062)	0

	TOTAL INVESTMENTS - 97.4%	( Cost - $18,587,315)	$ 10,217,819
	ASSETS LESS OTHER LIABILITIES - 2.6%		271,824
	NET ASSETS - 100%		$ 10,489,643

* Non-Income producing security.
+ Variable rate security. Interest rate shown is as of January 31, 2009.

**  144A- Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

^ The value of this security has been determined in good faith under the policies of the Board of Trustees.
ADR - American Depository Receipts
GDR - Global Depository Receipts

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 393,950
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(8,763,446)
Net unrealized depreciation			$ (8,369,496)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of January 31, 2009

Corporate/Government Bond Fund
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	2,605,073	-
Level 2 - Other Significant Observable Prices	73,586,537	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	76,191,610	-
* Other financial instruments are written call options.

High Yield Bond
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	4,433,629	-
Level 2 - Other Significant Observable Prices	48,672,067	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	53,105,696	-
* Other financial instruments are written call options.

Monthly Distribution
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	48,361,221	1,412,638
Level 2 - Other Significant Observable Prices	12,495,682	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	60,856,903	1,412,638
* Other financial instruments are written call options.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)

Appreciation & Income
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	13,696,644	-
Level 2 - Other Significant Observable Prices	12,705,792	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	26,402,436	-
* Other financial instruments are written call options.

Large Cap Value
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	32,832,168	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	32,832,168	-
* Other financial instruments are written call options.

Real Estate Stock
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	7,133,776	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	7,133,776	-
* Other financial instruments are written call options.

International Stock
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	31,120,886	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	31,120,886	-
* Other financial instruments are written call options.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)

Small Cap Value
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	15,152,290	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	15,152,290	-
* Other financial instruments are written call options.

Large Cap Growth
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	42,140,192	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	42,140,192	-
* Other financial instruments are written call options.

Small Cap Growth
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	21,004,332	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	21,004,332	-
* Other financial instruments are written call options.

Emerging Markets Stock
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	9,743,224	-
Level 2 - Other Significant Observable Prices	474,595	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	10,217,819	-
* Other financial instruments are written call options.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

4/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

4/1/09

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

4/1/09